Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
AAR Corp.	10,972	$494,837
Aerojet Rocketdyne Holdings Inc.(a)(b)	23,385	1,067,759
Aerovironment Inc.(a)(b)	6,818	420,943
Arconic Inc.	122,667	3,774,464
Astronics Corp.(a)(b)	8,260	230,867
Axon Enterprise Inc.(a)	17,895	1,311,346
Boeing Co. (The)	169,018	55,059,304
BWX Technologies Inc.	29,617	1,838,623
Cubic Corp.(b)	9,850	626,165
Curtiss-Wright Corp.	13,761	1,938,787
Ducommun Inc.(a)	3,089	156,087
General Dynamics Corp.	81,160	14,312,566
HEICO Corp.	12,431	1,418,999
HEICO Corp., Class A	24,015	2,150,063
Hexcel Corp.	27,368	2,006,348
Huntington Ingalls Industries Inc.	12,839	3,221,048
Kratos Defense & Security Solutions Inc.(a)(b)	29,820	537,058
L3Harris Technologies Inc.	70,341	13,918,374
Lockheed Martin Corp.	78,958	30,744,666
Maxar Technologies Inc.(a)(b)	18,023	282,420
Mercury Systems Inc.(a)(b)	16,627	1,149,092
Moog Inc., Class A	10,753	917,553
National Presto Industries Inc.	1,328	117,382
Northrop Grumman Corp.	50,477	17,362,574
Park Aerospace Corp.	6,116	99,507
Parsons Corp.(a)	5,875	242,520
Raytheon Co.	89,341	19,631,791
Spirit AeroSystems Holdings Inc., Class A	33,138	2,415,097
Teledyne Technologies Inc.(a)	11,325	3,924,566
Textron Inc.	73,605	3,282,783
TransDigm Group Inc.	15,753	8,821,680
Triumph Group Inc.	17,300	437,171
United Technologies Corp.	258,985	38,785,594
Vectrus Inc.(a)	3,019	154,754
Wesco Aircraft Holdings Inc.(a)	15,086	166,248

		233,019,036

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)	18,549	435,160
Atlas Air Worldwide Holdings Inc.(a)	7,650	210,911
CH Robinson Worldwide Inc.	42,504	3,323,813
Echo Global Logistics Inc.(a)(b)	7,722	159,845
Expeditors International of Washington Inc.	54,800	4,275,496
FedEx Corp.	76,907	11,629,107
Forward Air Corp.	8,605	601,920
Hub Group Inc., Class A(a)	10,773	552,547
Radiant Logistics Inc.(a)	9,868	54,965
United Parcel Service Inc., Class B	222,971	26,100,985
XPO Logistics Inc.(a)	28,940	2,306,518

		49,651,267

Airlines — 0.4%
Alaska Air Group Inc.	38,300	2,594,825
Allegiant Travel Co.	4,307	749,590
American Airlines Group Inc.	125,994	3,613,508
Copa Holdings SA, Class A, NVS	9,594	1,036,919
Delta Air Lines Inc.	183,719	10,743,887
Hawaiian Holdings Inc.	16,634	487,210
JetBlue Airways Corp.(a)	94,098	1,761,515
Mesa Air Group Inc.(a)(b)	6,280	56,143

Security	Shares	Value

Airlines (continued)
SkyWest Inc.	16,412	$1,060,708
Southwest Airlines Co.	150,897	8,145,420
Spirit Airlines Inc.(a)(b)	21,071	849,372
United Airlines Holdings Inc.(a)	74,962	6,603,403

		37,702,500

Auto Components — 0.2%
Adient PLC(a)	29,151	619,459
American Axle & Manufacturing Holdings Inc.(a)	35,397	380,872
Aptiv PLC	82,309	7,816,886
BorgWarner Inc.	66,753	2,895,745
Cooper Tire & Rubber Co.	15,681	450,829
Cooper-Standard Holdings Inc.(a)	5,563	184,469
Dana Inc.	48,092	875,274
Dorman Products Inc.(a)	8,687	657,780
Fox Factory Holding Corp.(a)(b)	11,938	830,527
Gentex Corp.	81,796	2,370,448
Gentherm Inc.(a)	9,896	439,283
Goodyear Tire & Rubber Co. (The)	74,163	1,153,605
LCI Industries	8,229	881,573
Lear Corp.	19,602	2,689,394
Modine Manufacturing Co.(a)	13,812	106,352
Motorcar Parts of America Inc.(a)(b)	6,325	139,340
Standard Motor Products Inc.	6,043	321,608
Stoneridge Inc.(a)	7,941	232,830
Tenneco Inc., Class A	16,176	211,906
Visteon Corp.(a)	8,959	775,760

		24,033,940

Automobiles — 0.5%
Ford Motor Co.	1,242,949	11,559,426
General Motors Co.	395,152	14,462,563
Harley-Davidson Inc.	49,369	1,836,033
Tesla Inc.(a)(b)	45,392	18,988,835
Thor Industries Inc.	17,074	1,268,428
Winnebago Industries Inc.	9,257	490,436

		48,605,721

Banks — 5.8%
1st Constitution Bancorp.	4,118	91,131
1st Source Corp.	4,679	242,747
ACNB Corp.	1,827	69,097
Allegiance Bancshares Inc.(a)(b)	6,945	261,132
Amalgamated Bank, Class A	4,464	86,825
Amerant Bancorp Inc.(a)(b)	6,071	132,287
American National Bankshares Inc.	2,247	88,914
Ameris Bancorp.	18,297	778,354
Ames National Corp.	2,308	64,762
Arrow Financial Corp.	3,548	134,114
Associated Banc-Corp.	52,372	1,154,279
Atlantic Capital Bancshares Inc.(a)	9,874	181,188
Atlantic Union Bankshares Corp.	26,051	978,215
Banc of California Inc.	14,479	248,749
BancFirst Corp.	5,534	345,543
Bancorp. Inc. (The)(a)	19,320	250,580
BancorpSouth Bank	32,767	1,029,211
Bank First Corp.(b)	1,810	126,718
Bank of America Corp.	2,599,036	91,538,048
Bank of Commerce Holdings	7,036	81,407
Bank of Hawaii Corp.	13,100	1,246,596
Bank of Marin Bancorp.	5,298	238,675
Bank of NT Butterfield & Son Ltd. (The)	16,434	608,387

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Princeton (The)	2,670	$84,078
Bank OZK	37,791	1,152,814
BankFinancial Corp.	6,083	79,566
BankUnited Inc.	30,138	1,101,845
Bankwell Financial Group Inc.	1,762	50,816
Banner Corp.	9,732	550,734
Bar Harbor Bankshares	5,022	127,509
Baycom Corp.(a)	3,755	85,389
BCB Bancorp. Inc.	5,019	69,212
Berkshire Hills Bancorp. Inc.	13,840	455,059
BOK Financial Corp.	10,560	922,944
Boston Private Financial Holdings Inc.	26,569	319,625
Bridge Bancorp. Inc.	5,161	173,048
Brookline Bancorp. Inc.	25,049	412,307
Bryn Mawr Bank Corp.	5,688	234,573
Business First Bancshares Inc.	3,404	84,862
Byline Bancorp Inc.	8,630	168,889
C&F Financial Corp.	979	54,168
Cadence BanCorp.	38,534	698,621
Cambridge Bancorp.	1,147	91,932
Camden National Corp.	4,358	200,729
Capital City Bank Group Inc.	3,237	98,729
Capstar Financial Holdings Inc.	6,897	114,835
Carolina Financial Corp.	5,568	240,705
Carter Bank & Trust(a)	7,107	168,578
Cathay General Bancorp.	24,332	925,833
CBTX Inc.	5,788	180,123
CenterState Bank Corp.	40,975	1,023,556
Central Pacific Financial Corp.	8,258	244,272
Central Valley Community Bancorp.	2,587	56,060
Century Bancorp. Inc./MA, Class A, NVS	999	89,870
Chemung Financial Corp.	957	40,673
CIT Group Inc.	29,356	1,339,514
Citigroup Inc.	696,941	55,678,616
Citizens & Northern Corp.	3,405	96,191
Citizens Financial Group Inc.	138,539	5,626,069
City Holding Co.	4,222	345,993
Civista Bancshares Inc.	4,018	96,432
CNB Financial Corp./PA	3,619	118,269
Coastal Financial Corp/WA(a)	5,308	87,423
Codorus Valley Bancorp. Inc.	2,756	63,471
Columbia Banking System Inc.	22,585	918,871
Comerica Inc.	47,077	3,377,775
Commerce Bancshares Inc.	32,845	2,231,489
Community Bank System Inc.	15,918	1,129,223
Community Bankers Trust Corp.	9,484	84,218
Community Financial Corp. (The)	1,994	70,927
Community Trust Bancorp. Inc.	4,484	209,134
ConnectOne Bancorp. Inc.	12,186	313,424
Cullen/Frost Bankers Inc.	17,664	1,727,186
Customers Bancorp. Inc.(a)	8,456	201,337
CVB Financial Corp.	41,829	902,670
Dime Community Bancshares Inc.	8,981	187,613
Eagle Bancorp. Inc.	9,973	484,987
East West Bancorp. Inc.	46,232	2,251,498
Enterprise Bancorp. Inc./MA	2,786	94,362
Enterprise Financial Services Corp.	7,057	340,218
Equity Bancshares Inc., Class A(a)	4,368	134,840
Esquire Financial Holdings Inc.(a)	3,340	87,074
Evans Bancorp. Inc.	1,931	77,433

Security	Shares	Value

Banks (continued)
Farmers & Merchants Bancorp. Inc./Archbold OH	3,113	$93,857
Farmers National Banc Corp.	7,482	122,106
FB Financial Corp.	5,186	205,314
Fidelity D&D Bancorp. Inc.(b)	1,534	95,430
Fifth Third Bancorp.	226,044	6,948,593
Financial Institutions Inc.	4,007	128,625
First Bancorp. Inc./ME	2,414	72,975
First BanCorp./Puerto Rico	66,573	705,008
First Bancorp./Southern Pines NC	9,667	385,810
First Bancshares Inc. (The)	5,916	210,136
First Bank/Hamilton NJ	6,686	73,880
First Busey Corp.	16,373	450,258
First Business Financial Services Inc.	2,272	59,822
First Capital Inc.(b)	1,720	125,560
First Choice Bancorp.	3,094	83,414
First Citizens BancShares Inc./NC, Class A	2,288	1,217,696
First Commonwealth Financial Corp.	30,811	447,068
First Community Bankshares Inc.	5,204	161,428
First Financial Bancorp.	31,262	795,305
First Financial Bankshares Inc.	40,421	1,418,777
First Financial Corp./IN	3,275	149,733
First Financial Northwest Inc.	2,781	41,548
First Foundation Inc.	13,677	237,980
First Guaranty Bancshares Inc.	3,547	77,218
First Hawaiian Inc.	41,521	1,197,881
First Horizon National Corp.	100,837	1,669,861
First Internet Bancorp.	1,515	35,921
First Interstate BancSystem Inc., Class A	11,045	463,006
First Merchants Corp.	16,869	701,582
First Mid Bancshares Inc.	3,992	140,718
First Midwest Bancorp. Inc.	32,840	757,290
First Northwest Bancorp.	3,326	60,300
First of Long Island Corp. (The)	7,722	193,668
First Republic Bank/CA	52,573	6,174,699
Flushing Financial Corp.	8,843	191,053
FNB Corp.	101,064	1,283,513
Franklin Financial Network Inc.	3,921	134,608
Franklin Financial Services Corp.	2,789	107,906
Fulton Financial Corp.	53,566	933,655
FVCBankcorp Inc.(a)	4,875	85,166
German American Bancorp. Inc.	7,609	271,033
Glacier Bancorp. Inc.	25,946	1,193,257
Great Southern Bancorp. Inc.	3,059	193,696
Great Western Bancorp. Inc.	17,170	596,486
Guaranty Bancshares Inc./TX	2,731	89,795
Hancock Whitney Corp.	27,758	1,218,021
Hanmi Financial Corp.	8,508	170,117
Harborone Bancorp Inc.(a)	7,894	86,755
Heartland Financial USA Inc.	11,371	565,594
Heritage Commerce Corp.	19,394	248,825
Heritage Financial Corp./WA	11,256	318,545
Hilltop Holdings Inc.	23,773	592,661
Home BancShares Inc./AR	48,475	953,019
HomeTrust Bancshares Inc.	6,390	171,444
Hope Bancorp Inc.	39,885	592,691
Horizon Bancorp Inc./IN	12,443	236,417
Howard Bancorp. Inc.(a)	4,148	70,018
Huntington Bancshares Inc./OH	331,250	4,995,250
IBERIABANK Corp.	16,146	1,208,205
Independent Bank Corp.	10,744	894,438

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Independent Bank Corp./MI	6,514	$147,542
Independent Bank Group Inc.	10,523	583,395
International Bancshares Corp.	17,202	740,890
Investar Holding Corp.	3,432	82,368
Investors Bancorp. Inc.	71,968	857,499
JPMorgan Chase & Co.	995,959	138,836,685
KeyCorp	317,384	6,423,852
Lakeland Bancorp. Inc.	13,379	232,527
Lakeland Financial Corp.	7,079	346,375
LCNB Corp.	2,601	50,199
Level One Bancorp. Inc.	3,268	82,223
Live Oak Bancshares Inc.(b)	6,860	130,409
M&T Bank Corp.	42,506	7,215,393
Macatawa Bank Corp.	7,915	88,094
Mackinac Financial Corp.	6,295	109,911
MainStreet Bancshares Inc.(a)	4,196	96,508
Malvern Bancorp. Inc.(a)	3,271	75,527
Mercantile Bank Corp.	5,560	202,773
Metrocity Bankshares Inc.	5,929	103,817
Metropolitan Bank Holding Corp.(a)	1,834	88,454
Mid Penn Bancorp. Inc.	2,633	75,830
Midland States Bancorp. Inc.	7,358	213,088
MidWestOne Financial Group Inc.	4,276	154,919
MutualFirst Financial Inc.	1,687	66,923
MVB Financial Corp.	4,823	120,189
National Bank Holdings Corp., Class A	8,668	305,287
National Bankshares Inc.	2,008	90,219
NBT Bancorp. Inc.	12,320	499,699
Nicolet Bankshares Inc.(a)(b)	3,420	252,567
Northeast Bank(a)	2,225	48,928
Northrim BanCorp. Inc.	2,037	78,017
Norwood Financial Corp.	2,797	108,803
Oak Valley Bancorp.	3,994	77,723
OFG Bancorp.	17,849	421,415
Ohio Valley Banc Corp.	2,257	89,422
Old National Bancorp./IN	55,607	1,017,052
Old Second Bancorp. Inc.	8,969	120,812
Opus Bank	5,692	147,252
Origin Bancorp Inc.	5,029	190,297
Orrstown Financial Services Inc.	2,218	50,171
Pacific Mercantile Bancorp.(a)	4,578	37,173
Pacific Premier Bancorp. Inc.	19,737	643,525
PacWest Bancorp.	37,872	1,449,361
Park National Corp.	4,200	429,996
Parke Bancorp. Inc.	4,010	101,814
PCB Bancorp.	4,586	79,246
Peapack Gladstone Financial Corp.	5,648	174,523
Penns Woods Bancorp. Inc.	1,614	57,394
Peoples Bancorp. Inc./OH	6,424	222,656
Peoples Bancorp. of North Carolina Inc.	2,844	93,425
Peoples Financial Services Corp.	2,182	109,864
People’s United Financial Inc.	139,948	2,365,121
People’s Utah Bancorp.	5,264	158,552
Pinnacle Financial Partners Inc.	23,773	1,521,472
PNC Financial Services Group Inc. (The)	139,723	22,303,982
Popular Inc.	30,646	1,800,453
Preferred Bank/Los Angeles CA	4,114	247,210
Premier Financial Bancorp. Inc.	3,537	64,161
Prosperity Bancshares Inc.	28,804	2,070,720
QCR Holdings Inc.	5,877	257,765

Security	Shares	Value

Banks (continued)
RBB Bancorp.	3,174	$67,194
Red River Bancshares Inc.(a)	1,891	106,009
Regions Financial Corp.	307,615	5,278,673
Reliant Bancorp Inc.	3,346	74,415
Renasant Corp.	17,900	634,018
Republic Bancorp. Inc./KY, Class A	2,915	136,422
Republic First Bancorp. Inc.(a)	18,663	78,011
Richmond Mutual BanCorp. Inc.(a)(b)	6,831	109,023
S&T Bancorp. Inc.	13,372	538,758
Sandy Spring Bancorp. Inc.	11,745	444,901
SB One Bancorp.	2,956	73,664
Seacoast Banking Corp. of Florida(a)(b)	14,859	454,240
Select Bancorp. Inc.(a)	6,943	85,399
ServisFirst Bancshares Inc.	15,826	596,324
Shore Bancshares Inc.	3,719	64,562
Sierra Bancorp.	3,341	97,290
Signature Bank/New York NY	17,184	2,347,506
Simmons First National Corp., Class A	27,115	726,411
SmartFinancial Inc.	3,243	76,697
South Plains Financial Inc.	4,832	100,844
South State Corp.	11,027	956,592
Southern First Bancshares Inc.(a)	1,765	74,995
Southern National Bancorp. of Virginia Inc.	7,999	130,784
Southside Bancshares Inc.	10,356	384,622
Spirit of Texas Bancshares Inc.(a)	3,741	86,043
Sterling Bancorp./DE	64,469	1,359,007
Stock Yards Bancorp. Inc.	7,157	293,866
Summit Financial Group Inc.	2,471	66,939
SVB Financial Group(a)(b)	16,722	4,197,891
Synovus Financial Corp.	44,619	1,749,065
TCF Financial Corp.	49,432	2,313,418
Texas Capital Bancshares Inc.(a)(b)	15,273	867,048
Tompkins Financial Corp.	4,194	383,751
TowneBank/Portsmouth VA	19,939	554,703
TriCo Bancshares	8,559	349,293
TriState Capital Holdings Inc.(a)(b)	6,528	170,511
Triumph Bancorp. Inc.(a)	8,421	320,166
Truist Financial Corp.	427,553	24,079,785
Trustmark Corp.	19,392	669,218
U.S. Bancorp.	456,825	27,085,154
UMB Financial Corp.	14,479	993,839
Umpqua Holdings Corp.	69,360	1,227,672
Union Bankshares Inc./Morrisville VT	1,160	42,062
United Bankshares Inc./WV	30,774	1,189,723
United Community Banks Inc./GA	25,079	774,440
United Security Bancshares/Fresno CA	8,014	85,990
Unity Bancorp. Inc.	4,682	105,673
Univest Financial Corp.	8,465	226,693
Valley National Bancorp.	120,807	1,383,240
Veritex Holdings Inc.	17,345	505,260
Washington Trust Bancorp. Inc.	4,228	227,424
Webster Financial Corp.	29,668	1,583,084
Wells Fargo & Co.	1,217,171	65,483,800
WesBanco Inc.	19,804	748,393
West Bancorp. Inc.	4,389	112,490
Westamerica Bancorp.	7,808	529,148
Western Alliance Bancorp.	31,078	1,771,446
Wintrust Financial Corp.	18,592	1,318,173
Zions Bancorp. N.A.	54,740	2,842,101

		585,805,135

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,701	$1,020,573
Brown-Forman Corp., Class A	14,020	880,035
Brown-Forman Corp., Class B, NVS	54,330	3,672,708
Coca-Cola Co. (The)	1,224,186	67,758,695
Coca-Cola Consolidated Inc.	1,614	458,457
Constellation Brands Inc., Class A	50,582	9,597,934
Craft Brew Alliance Inc.(a)	3,013	49,715
Keurig Dr Pepper Inc.	64,479	1,866,667
MGP Ingredients Inc.(b)	4,507	218,364
Molson Coors Brewing Co., Class B	55,032	2,966,225
Monster Beverage Corp.(a)	122,250	7,768,987
National Beverage Corp.(a)	4,000	204,080
New Age Beverages Corp.(a)(b)	22,723	41,356
PepsiCo Inc.	447,304	61,133,038
Primo Water Corp.(a)(b)	11,245	126,225

		157,763,059

Biotechnology — 2.5%
AbbVie Inc.	472,219	41,810,270
Abeona Therapeutics Inc.(a)(b)	7,431	24,299
ACADIA Pharmaceuticals Inc.(a)(b)	35,670	1,525,963
Acceleron Pharma Inc.(a)	13,681	725,367
Achillion Pharmaceuticals Inc.(a)	48,835	294,475
Acorda Therapeutics Inc.(a)(b)	13,075	26,673
Adamas Pharmaceuticals Inc.(a)(b)	6,553	24,836
ADMA Biologics Inc.(a)	17,829	71,316
Aduro Biotech Inc.(a)	22,529	26,584
Adverum Biotechnologies Inc.(a)(b)	16,821	193,778
Aeglea BioTherapeutics Inc.(a)	8,246	62,999
Affimed NV(a)	32,238	88,332
Agenus Inc.(a)(b)	26,173	106,524
AgeX Therapeutics Inc.(a)	2,257	4,108
Agios Pharmaceuticals Inc.(a)(b)	19,128	913,362
Aimmune Therapeutics Inc.(a)(b)	13,435	449,669
Akcea Therapeutics Inc.(a)(b)	4,595	77,839
Akebia Therapeutics Inc.(a)	31,392	198,397
Albireo Pharma Inc.(a)	2,786	70,820
Aldeyra Therapeutics Inc.(a)(b)	11,516	66,908
Alector Inc.(a)(b)	9,592	165,270
Alexion Pharmaceuticals Inc.(a)	68,393	7,396,703
Alkermes PLC(a)	49,829	1,016,512
Allakos Inc.(a)(b)	5,872	559,954
Allogene Therapeutics Inc.(a)(b)	12,188	316,644
Alnylam Pharmaceuticals Inc.(a)	33,473	3,855,085
AMAG Pharmaceuticals Inc.(a)	10,388	126,422
Amgen Inc.	191,466	46,156,709
Amicus Therapeutics Inc.(a)	82,665	805,157
AnaptysBio Inc.(a)(b)	8,538	138,742
Anika Therapeutics Inc.(a)	4,763	246,962
Apellis Pharmaceuticals Inc.(a)(b)	15,183	464,903
Aprea Therapeutics Inc.(a)	3,075	141,112
Arcus Biosciences Inc.(a)	12,649	127,755
Ardelyx Inc.(a)(b)	20,845	156,442
Arena Pharmaceuticals Inc.(a)(b)	16,337	742,027
ArQule Inc.(a)	34,442	687,462
Arrowhead Pharmaceuticals Inc.(a)(b)	29,080	1,844,544
Assembly Biosciences Inc.(a)	5,651	115,619
Atara Biotherapeutics Inc.(a)(b)	18,815	309,883
Athenex Inc.(a)(b)	18,614	284,236
Athersys Inc.(a)(b)	22,874	28,135
Audentes Therapeutics Inc.(a)	13,772	824,116

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices Inc.(a)(b)	13,380	$102,625
Avrobio Inc.(a)	6,477	130,382
Baudax Bio Inc.(a)(b)	1,692	11,709
Beyondspring Inc.(a)(b)	4,257	65,983
BioCryst Pharmaceuticals Inc.(a)	37,332	128,795
Biogen Inc.(a)	57,467	17,052,183
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	12,400	675,056
BioMarin Pharmaceutical Inc.(a)	56,644	4,789,250
BioSpecifics Technologies Corp.(a)	2,299	130,905
Bluebird Bio Inc.(a)(b)	17,399	1,526,762
Blueprint Medicines Corp.(a)	15,342	1,229,048
Bridgebio Pharma Inc.(a)(b)	7,147	250,502
Calithera Biosciences Inc.(a)	9,368	53,491
Calyxt Inc.(a)(b)	3,025	21,205
CareDx Inc.(a)(b)	12,917	278,620
CASI Pharmaceuticals Inc.(a)(b)	15,602	48,210
Catalyst Pharmaceuticals Inc.(a)(b)	28,695	107,606
Celcuity Inc.(a)	4,312	45,880
Cellular Biomedicine Group Inc.(a)	4,923	79,950
CEL-SCI Corp.(a)(b)	12,345	112,957
ChemoCentryx Inc.(a)(b)	12,865	508,811
Chimerix Inc.(a)	13,359	27,119
Clovis Oncology Inc.(a)(b)	16,449	171,481
Coherus Biosciences Inc.(a)	19,442	350,053
Concert Pharmaceuticals Inc.(a)(b)	4,606	42,490
Constellation Pharmaceuticals Inc.(a)	4,525	213,173
Corbus Pharmaceuticals Holdings Inc.(a)(b)	13,547	73,967
Cortexyme Inc.(a)(b)	2,954	165,838
Crinetics Pharmaceuticals Inc.(a)(b)	2,960	74,266
Cue Biopharma Inc.(a)	5,160	81,915
Cyclerion Therapeutics Inc.(a)	4,754	12,931
Cytokinetics Inc.(a)(b)	20,587	218,428
CytomX Therapeutics Inc.(a)	11,941	99,230
Deciphera Pharmaceuticals Inc.(a)	6,735	419,186
Denali Therapeutics Inc.(a)(b)	14,204	247,434
Dicerna Pharmaceuticals Inc.(a)	15,113	332,939
Dynavax Technologies Corp.(a)(b)	19,517	111,637
Eagle Pharmaceuticals Inc./DE(a)	3,800	228,304
Editas Medicine Inc.(a)(b)	15,293	452,826
Eidos Therapeutics Inc.(a)(b)	2,818	161,725
Eiger BioPharmaceuticals Inc.(a)	8,636	128,676
Emergent BioSolutions Inc.(a)(b)	13,752	741,920
Enanta Pharmaceuticals Inc.(a)	5,629	347,760
Epizyme Inc.(a)(b)	24,698	607,571
Esperion Therapeutics Inc.(a)(b)	7,178	428,024
Evelo Biosciences Inc.(a)(b)	6,593	26,768
Exact Sciences Corp.(a)(b)	44,274	4,094,459
Exelixis Inc.(a)	97,425	1,716,628
Fate Therapeutics Inc.(a)(b)	18,614	364,276
FibroGen Inc.(a)(b)	23,831	1,022,112
Five Prime Therapeutics Inc.(a)	8,623	39,580
Flexion Therapeutics Inc.(a)(b)	8,861	183,423
Forty Seven Inc.(a)(b)	6,057	238,464
G1 Therapeutics Inc.(a)(b)	10,625	280,819
Galectin Therapeutics Inc.(a)(b)	24,485	70,027
Geron Corp.(a)	57,689	78,457
Gilead Sciences Inc.	407,283	26,465,249
Global Blood Therapeutics Inc.(a)(b)	18,930	1,504,746
GlycoMimetics Inc.(a)	10,386	54,942
Gossamer Bio Inc.(a)	13,572	212,130

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Gritstone Oncology Inc.(a)	9,200	$82,524
Halozyme Therapeutics Inc.(a)(b)	44,958	797,105
Heron Therapeutics Inc.(a)(b)	26,620	625,570
Homology Medicines Inc.(a)	9,407	194,725
IGM Biosciences Inc.(a)	2,906	110,893
ImmunoGen Inc.(a)(b)	39,648	202,403
Immunomedics Inc.(a)(b)	56,865	1,203,263
Incyte Corp.(a)	56,366	4,921,879
Inovio Pharmaceuticals Inc.(a)(b)	30,932	102,076
Insmed Inc.(a)(b)	28,207	673,583
Intellia Therapeutics Inc.(a)(b)	10,228	150,045
Intercept Pharmaceuticals Inc.(a)(b)	7,952	985,412
Intrexon Corp.(a)(b)	24,474	134,117
Invitae Corp.(a)(b)	28,141	453,914
Ionis Pharmaceuticals Inc.(a)	41,038	2,479,106
Iovance Biotherapeutics Inc.(a)(b)	37,095	1,026,790
Ironwood Pharmaceuticals Inc.(a)	47,363	630,402
Jounce Therapeutics Inc.(a)	5,573	48,652
Kadmon Holdings Inc.(a)(b)	55,086	249,540
KalVista Pharmaceuticals Inc.(a)(b)	4,454	79,326
Karuna Therapeutics Inc.(a)	1,453	109,469
Karyopharm Therapeutics Inc.(a)(b)	21,340	409,088
Kezar Life Sciences Inc.(a)	6,479	25,981
Kindred Biosciences Inc.(a)(b)	9,904	83,986
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,383	37,416
Kodiak Sciences Inc.(a)(b)	8,017	576,823
Krystal Biotech Inc.(a)(b)	2,745	152,018
Kura Oncology Inc.(a)	12,589	173,099
La Jolla Pharmaceutical Co.(a)	5,979	23,497
Lexicon Pharmaceuticals Inc.(a)(b)	10,958	45,476
Ligand Pharmaceuticals Inc.(a)(b)	5,497	573,282
Lineage Cell Therapeutics Inc.(a)(b)	35,343	31,455
MacroGenics Inc.(a)(b)	14,172	154,191
Madrigal Pharmaceuticals Inc.(a)(b)	2,157	196,524
Magenta Therapeutics Inc.(a)(b)	5,131	77,786
MannKind Corp.(a)(b)	46,386	59,838
Marker Therapeutics Inc.(a)(b)	12,693	36,556
Medicines Co. (The)(a)	23,505	1,996,515
MediciNova Inc.(a)(b)	8,901	59,993
MeiraGTx Holdings PLC(a)(b)	5,092	101,942
Mersana Therapeutics Inc.(a)	4,527	25,940
Minerva Neurosciences Inc.(a)	14,503	103,116
Mirati Therapeutics Inc.(a)	8,887	1,145,179
Moderna Inc.(a)	65,035	1,272,085
Molecular Templates Inc.(a)	9,163	128,145
Momenta Pharmaceuticals Inc.(a)	30,690	605,514
Mustang Bio Inc.(a)	12,982	52,967
Myriad Genetics Inc.(a)	21,323	580,625
Natera Inc.(a)(b)	20,495	690,477
Neon Therapeutics Inc.(a)(b)	10,715	12,644
Neurocrine Biosciences Inc.(a)	28,630	3,077,439
NextCure Inc.(a)	4,445	250,387
Novavax Inc.(a)(b)	5,328	21,205
Oncternal Therapeutics Inc.(a)(b)(c)	684	1,402
OPKO Health Inc.(a)(b)	97,203	142,888
Palatin Technologies Inc.(a)(b)	96,882	75,781
PDL BioPharma Inc.(a)	51,537	167,238
Pfenex Inc.(a)(b)	10,217	112,183
Pieris Pharmaceuticals Inc.(a)(b)	17,128	62,003
PolarityTE Inc.(a)(b)	2,736	7,114

Security	Shares	Value

Biotechnology (continued)
Portola Pharmaceuticals Inc.(a)(b)	23,666	$565,144
Precision BioSciences Inc.(a)	11,342	157,540
Principia Biopharma Inc.(a)	5,820	318,820
Progenics Pharmaceuticals Inc.(a)(b)	24,095	122,644
Protagonist Therapeutics Inc.(a)	8,520	60,066
Prothena Corp. PLC(a)	11,726	185,623
PTC Therapeutics Inc.(a)	18,769	901,475
Puma Biotechnology Inc.(a)	9,034	79,047
Ra Pharmaceuticals Inc.(a)	10,128	475,307
Radius Health Inc.(a)	15,478	312,036
Regeneron Pharmaceuticals Inc.(a)	26,199	9,837,200
REGENXBIO Inc.(a)	10,864	445,098
Replimune Group Inc.(a)	4,989	71,592
Retrophin Inc.(a)	14,378	204,168
Rhythm Pharmaceuticals Inc.(a)(b)	10,414	239,105
Rigel Pharmaceuticals Inc.(a)(b)	51,541	110,298
Rocket Pharmaceuticals Inc.(a)(b)	11,125	253,205
Rubius Therapeutics Inc.(a)(b)	10,733	101,963
Sage Therapeutics Inc.(a)(b)	15,929	1,149,914
Sangamo Therapeutics Inc.(a)	39,626	331,670
Sarepta Therapeutics Inc.(a)(b)	22,288	2,876,043
Savara Inc.(a)(b)	7,754	34,738
Scholar Rock Holding Corp.(a)	5,604	73,861
Seattle Genetics Inc.(a)	36,608	4,182,830
Seres Therapeutics Inc.(a)(b)	5,177	17,861
Solid Biosciences Inc.(a)	3,342	14,872
Sorrento Therapeutics Inc.(a)(b)	45,852	154,980
Spectrum Pharmaceuticals Inc.(a)(b)	30,680	111,675
SpringWorks Therapeutics Inc.(a)	3,296	126,863
Stemline Therapeutics Inc.(a)(b)	14,590	155,092
Stoke Therapeutics Inc.(a)	3,910	110,731
Syndax Pharmaceuticals Inc.(a)(b)	1,385	12,160
Synlogic Inc.(a)(b)	8,942	23,070
Synthorx Inc.(a)	2,881	201,353
Syros Pharmaceuticals Inc.(a)(b)	14,103	97,452
TCR2 Therapeutics Inc.(a)	5,572	79,568
TG Therapeutics Inc.(a)	29,079	322,777
Tocagen Inc.(a)(b)	5,240	2,794
Translate Bio Inc.(a)(b)	9,015	73,382
Turning Point Therapeutics Inc.(a)(b)	8,751	545,100
Twist Bioscience Corp.(a)	6,682	140,322
Tyme Technologies Inc.(a)(b)	31,877	44,628
Ultragenyx Pharmaceutical Inc.(a)(b)	16,496	704,544
United Therapeutics Corp.(a)	13,988	1,232,063
UNITY Biotechnology Inc.(a)	7,622	54,955
UroGen Pharma Ltd.(a)(b)	5,892	196,616
Vanda Pharmaceuticals Inc.(a)	17,463	286,568
Veracyte Inc.(a)	14,626	408,358
Vericel Corp.(a)	15,929	277,165
Vertex Pharmaceuticals Inc.(a)	81,614	17,869,385
Viking Therapeutics Inc.(a)(b)	23,865	191,397
Voyager Therapeutics Inc.(a)(b)	6,919	96,520
X4 Pharmaceuticals Inc.(a)	867	9,277
XBiotech Inc.(a)	5,990	111,803
Xencor Inc.(a)	14,324	492,602
Y-mAbs Therapeutics Inc.(a)(b)	8,428	263,375
ZIOPHARM Oncology Inc.(a)(b)	52,965	249,995

		259,093,098

Building Products — 0.4%
AAON Inc.	13,906	687,096

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Advanced Drainage Systems Inc.	12,610	$489,772
Allegion PLC	29,499	3,673,806
American Woodmark Corp.(a)	5,561	581,180
AO Smith Corp.	43,251	2,060,478
Apogee Enterprises Inc.	8,325	270,563
Armstrong Flooring Inc.(a)(b)	5,682	24,262
Armstrong World Industries Inc.(b)	15,462	1,452,964
Builders FirstSource Inc.(a)(b)	38,020	966,088
Caesarstone Ltd.	7,205	108,579
Continental Building Products Inc.(a)	12,072	439,783
Cornerstone Building Brands Inc.(a)	13,373	113,804
CSW Industrials Inc.	4,334	333,718
Fortune Brands Home & Security Inc.	43,836	2,864,244
Gibraltar Industries Inc.(a)	9,569	482,660
Griffon Corp.	13,373	271,873
Insteel Industries Inc.	5,081	109,191
JELD-WEN Holding Inc.(a)	20,702	484,634
Johnson Controls International PLC	248,252	10,106,339
Lennox International Inc.	11,097	2,707,335
Masco Corp.	92,755	4,451,312
Masonite International Corp.(a)	8,430	608,730
Owens Corning	34,146	2,223,588
Patrick Industries Inc.	6,852	359,250
PGT Innovations Inc.(a)	17,382	259,166
Quanex Building Products Corp.	10,653	181,953
Resideo Technologies Inc.(a)	38,867	463,683
Simpson Manufacturing Co. Inc.	14,804	1,187,725
Trex Co. Inc.(a)(b)	19,094	1,716,169
Universal Forest Products Inc.	19,253	918,368

		40,598,313

Capital Markets — 2.6%
Affiliated Managers Group Inc.	15,549	1,317,622
Ameriprise Financial Inc.	40,368	6,724,501
Ares Management Corp., Class A	23,166	826,795
Artisan Partners Asset Management Inc., Class A	14,694	474,910
Assetmark Financial Holdings Inc.(a)	4,365	126,672
Associated Capital Group Inc., Class A	779	30,537
B. Riley Financial Inc.	4,958	124,842
Bank of New York Mellon Corp. (The)	261,856	13,179,213
BGC Partners Inc., Class A	98,516	585,185
BlackRock Inc.(d)	37,706	18,954,806
Blucora Inc.(a)	15,380	402,033
BrightSphere Investment Group PLC(a)	23,194	237,043
Cboe Global Markets Inc.	35,549	4,265,880
Charles Schwab Corp. (The)	366,797	17,444,865
CME Group Inc.	113,030	22,687,382
Cohen & Steers Inc.	7,208	452,374
Cowen Inc., Class A(a)(b)	7,283	114,707
Diamond Hill Investment Group Inc.	845	118,689
Donnelley Financial Solutions Inc.(a)(b)	11,826	123,818
E*TRADE Financial Corp.	72,104	3,271,359
Eaton Vance Corp., NVS	35,926	1,677,385
Evercore Inc., Class A	12,430	929,267
FactSet Research Systems Inc.	11,866	3,183,648
Federated Investors Inc., Class B	31,419	1,023,945
Focus Financial Partners Inc., Class A(a)(b)	8,277	243,923
Franklin Resources Inc.	88,960	2,311,181
GAIN Capital Holdings Inc.	11,629	45,935
GAMCO Investors Inc., Class A	3,741	72,912
Goldman Sachs Group Inc. (The)	101,712	23,386,640

Security	Shares	Value

Capital Markets (continued)
Greenhill & Co. Inc.	5,249	$89,653
Hamilton Lane Inc., Class A	6,851	408,320
Houlihan Lokey Inc.	13,067	638,584
Interactive Brokers Group Inc., Class A(b)	23,090	1,076,456
Intercontinental Exchange Inc.	175,358	16,229,383
INTL. FCStone Inc.(a)	4,112	200,789
Invesco Ltd.	126,909	2,281,824
Janus Henderson Group PLC	52,424	1,281,767
Ladenburg Thalmann Financial Services Inc.	30,177	105,016
Lazard Ltd., Class A	33,820	1,351,447
Legg Mason Inc.	26,587	954,739
LPL Financial Holdings Inc.	25,563	2,358,187
MarketAxess Holdings Inc.	11,747	4,453,405
Moelis & Co., Class A	13,764	439,347
Moody’s Corp.	52,379	12,435,298
Morgan Stanley	371,570	18,994,658
Morningstar Inc.	6,197	937,668
MSCI Inc.	26,137	6,748,051
Nasdaq Inc.	36,783	3,939,459
Northern Trust Corp.	62,982	6,691,208
Oppenheimer Holdings Inc., Class A, NVS	2,992	82,220
Piper Jaffray Companies	4,363	348,778
PJT Partners Inc., Class A	7,444	335,948
Pzena Investment Management Inc., Class A	3,254	28,050
Raymond James Financial Inc.	39,869	3,566,681
S&P Global Inc.	78,535	21,443,982
Safeguard Scientifics Inc.	5,847	64,200
Sculptor Capital Management Inc.	5,290	116,909
SEI Investments Co.	41,662	2,728,028
Siebert Financial Corp.(a)	2,456	21,244
Silvercrest Asset Management Group Inc., Class A	2,119	26,657
State Street Corp.	115,783	9,158,435
Stifel Financial Corp.	21,229	1,287,539
T Rowe Price Group Inc.	73,271	8,927,339
TD Ameritrade Holding Corp.	85,872	4,267,838
Value Line Inc.	318	9,193
Virtu Financial Inc., Class A	14,080	225,139
Virtus Investment Partners Inc.	2,081	253,299
Waddell & Reed Financial Inc., Class A	24,488	409,439
Westwood Holdings Group Inc.	1,979	58,618
WisdomTree Investments Inc.	47,118	228,051

		259,540,915

Chemicals — 1.9%
Advanced Emissions Solutions Inc.	7,868	82,614
AdvanSix Inc.(a)	9,308	185,788
Air Products & Chemicals Inc.	70,269	16,512,512
Albemarle Corp.	33,748	2,464,954
American Vanguard Corp.	7,937	154,533
Amyris Inc.(a)(b)	15,884	49,081
Ashland Global Holdings Inc.	19,253	1,473,432
Axalta Coating Systems Ltd.(a)	65,414	1,988,586
Balchem Corp.	9,771	993,027
Cabot Corp.	18,397	874,225
Celanese Corp.	38,427	4,731,132
CF Industries Holdings Inc.	69,763	3,330,486
Chase Corp.	2,709	320,962
Chemours Co. (The)	53,171	961,863
Corteva Inc.(a)	239,823	7,089,168
Dow Inc.(a)	238,967	13,078,664
DuPont de Nemours Inc.	236,771	15,200,698

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Eastman Chemical Co.	43,195	$3,423,636
Ecolab Inc.	80,232	15,483,974
Element Solutions Inc.(a)	69,145	807,614
Ferro Corp.(a)	26,125	387,434
Flotek Industries Inc.(a)(b)	16,166	32,332
FMC Corp.	41,899	4,182,358
FutureFuel Corp.	10,575	131,024
GCP Applied Technologies Inc.(a)	16,550	375,850
Hawkins Inc.	2,560	117,274
HB Fuller Co.	15,914	820,685
Huntsman Corp.	68,512	1,655,250
Ingevity Corp.(a)	13,079	1,142,843
Innophos Holdings Inc.	6,347	202,977
Innospec Inc.	7,627	788,937
International Flavors & Fragrances Inc.	33,742	4,353,393
Intrepid Potash Inc.(a)	36,850	99,863
Koppers Holdings Inc.(a)	6,160	235,435
Kraton Corp.(a)	9,444	239,122
Kronos Worldwide Inc.	5,775	77,385
Linde PLC	171,506	36,513,627
Livent Corp.(a)	46,282	395,711
LSB Industries Inc.(a)(b)	5,439	22,844
LyondellBasell(c)	8,345	3,613
LyondellBasell Industries NV, Class A	84,794	8,011,337
Minerals Technologies Inc.	11,465	660,728
Mosaic Co. (The)	110,651	2,394,488
NewMarket Corp.	2,164	1,052,829
Olin Corp.	50,277	867,278
OMNOVA Solutions Inc.(a)	13,220	133,654
Orion Engineered Carbons SA	18,719	361,277
PolyOne Corp.	24,663	907,352
PPG Industries Inc.	75,368	10,060,874
PQ Group Holdings Inc.(a)(b)	14,109	242,393
Quaker Chemical Corp.	4,186	688,681
Rayonier Advanced Materials Inc.	16,608	63,775
RPM International Inc.	40,947	3,143,092
Scotts Miracle-Gro Co. (The)	12,640	1,342,115
Sensient Technologies Corp.	13,351	882,368
Sherwin-Williams Co. (The)	26,537	15,485,401
Stepan Co.	6,302	645,577
Trecora Resources(a)	5,702	40,769
Tredegar Corp.	6,848	153,053
Trinseo SA	13,582	505,386
Tronox Holdings PLC, Class A(a)	33,311	380,412
Valhi Inc.	5,557	10,392
Valvoline Inc.	59,107	1,265,481
Westlake Chemical Corp.	11,412	800,552
WR Grace & Co.	18,046	1,260,513

		192,344,683

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	20,563	775,431
ACCO Brands Corp.	32,588	305,024
ADT Inc.(b)	32,852	260,516
Advanced Disposal Services Inc.(a)	24,437	803,244
Brady Corp., Class A, NVS	14,955	856,323
BrightView Holdings Inc.(a)(b)	7,714	130,135
Brink’s Co. (The)	15,598	1,414,427
Casella Waste Systems Inc., Class A(a)	13,455	619,334
CECO Environmental Corp.(a)(b)	7,631	58,453
Charah Solutions Inc.(a)	2,482	6,056

Security	Shares	Value

Commercial Services & Supplies (continued)
Cimpress PLC(a)(b)	6,843	$860,644
Cintas Corp.	26,670	7,176,364
Clean Harbors Inc.(a)	15,879	1,361,624
CompX International Inc.	433	6,317
Copart Inc.(a)	64,095	5,828,799
Covanta Holding Corp.	34,951	518,673
Deluxe Corp.	12,806	639,275
Ennis Inc.	7,629	165,168
Harsco Corp.(a)	26,823	617,197
Healthcare Services Group Inc.	23,737	577,284
Heritage-Crystal Clean Inc.(a)(b)	6,194	194,306
Herman Miller Inc.	19,120	796,348
HNI Corp.	13,755	515,262
IAA Inc.(a)	42,482	1,999,203
Interface Inc.	16,981	281,715
KAR Auction Services Inc.	42,482	925,683
Kimball International Inc., Class B, NVS	9,507	196,510
Knoll Inc.	17,473	441,368
Matthews International Corp., Class A	9,355	357,080
McGrath RentCorp.	7,267	556,216
Mobile Mini Inc.	13,417	508,638
MSA Safety Inc.	11,299	1,427,742
NL Industries Inc.(a)	1,948	7,617
PICO Holdings Inc.(a)	6,531	72,625
Pitney Bowes Inc.	56,361	227,135
Quad/Graphics Inc.	10,192	47,597
Republic Services Inc.	67,393	6,040,434
Rollins Inc.	45,523	1,509,543
RR Donnelley & Sons Co.	21,705	85,735
SP Plus Corp.(a)	7,058	299,471
Steelcase Inc., Class A	29,569	604,982
Stericycle Inc.(a)(b)	28,193	1,798,995
Team Inc.(a)(b)	7,955	127,041
Tetra Tech Inc.	16,867	1,453,261
U.S. Ecology Inc.	7,726	447,413
UniFirst Corp./MA	4,981	1,006,062
Viad Corp.	5,922	399,735
VSE Corp.	2,302	87,568
Waste Management Inc.	135,578	15,450,469

		60,846,042

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	11,771	798,192
ADTRAN Inc.	16,538	163,561
Applied Optoelectronics Inc.(a)(b)	6,095	72,409
Arista Networks Inc.(a)	18,747	3,813,140
CalAmp Corp.(a)	9,830	94,171
Calix Inc.(a)	11,564	92,512
Casa Systems Inc.(a)	8,696	35,567
Ciena Corp.(a)	48,936	2,089,078
Cisco Systems Inc.	1,368,139	65,615,946
Clearfield Inc.(a)(b)	3,294	45,918
CommScope Holding Co. Inc.(a)(b)	58,754	833,719
Comtech Telecommunications Corp.	8,875	314,974
DASAN Zhone Solutions Inc.(a)	1,960	17,366
Digi International Inc.(a)	7,567	134,087
EchoStar Corp., Class A(a)(b)	16,717	724,013
Extreme Networks Inc.(a)	33,192	244,625
F5 Networks Inc.(a)	19,446	2,715,634
Harmonic Inc.(a)	29,316	228,665
Infinera Corp.(a)(b)	63,183	501,673

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Inseego Corp.(a)(b)	18,531	$135,832
InterDigital Inc.	10,490	571,600
Juniper Networks Inc.	107,633	2,651,001
KVH Industries Inc.(a)	4,238	47,169
Lumentum Holdings Inc.(a)	25,000	1,982,500
Motorola Solutions Inc.	54,593	8,797,116
NETGEAR Inc.(a)(b)	10,228	250,688
NetScout Systems Inc.(a)	23,419	563,695
Plantronics Inc.	10,762	294,233
Ribbon Communications Inc.(a)	15,912	49,327
Ubiquiti Inc.	2,736	517,049
ViaSat Inc.(a)	18,249	1,335,736
Viavi Solutions Inc.(a)	68,458	1,026,870

		96,758,066

Construction & Engineering — 0.2%
AECOM(a)	49,203	2,122,125
Aegion Corp.(a)(b)	11,499	257,233
Ameresco Inc., Class A(a)(b)	5,742	100,485
Arcosa Inc.	15,027	669,453
Argan Inc.	4,481	179,867
Comfort Systems USA Inc.	12,404	618,339
Construction Partners Inc., Class A(a)(b)	6,203	104,645
Dycom Industries Inc.(a)(b)	9,705	457,591
EMCOR Group Inc.	17,556	1,515,083
Fluor Corp.	44,095	832,514
Granite Construction Inc.	15,768	436,301
Great Lakes Dredge & Dock Corp.(a)	17,268	195,646
IES Holdings Inc.(a)	2,336	59,942
Jacobs Engineering Group Inc.	41,663	3,742,587
MasTec Inc.(a)(b)	19,331	1,240,277
MYR Group Inc.(a)	4,214	137,334
Northwest Pipe Co.(a)	3,029	100,896
NV5 Global Inc.(a)(b)	3,199	161,389
Primoris Services Corp.	13,416	298,372
Quanta Services Inc.	45,736	1,861,913
Sterling Construction Co. Inc.(a)	7,900	111,232
Tutor Perini Corp.(a)(b)	11,463	147,414
Valmont Industries Inc.	6,938	1,039,174
WillScot Corp.(a)	16,501	305,103

		16,694,915

Construction Materials — 0.1%
Eagle Materials Inc.	13,298	1,205,597
Forterra Inc.(a)	5,647	65,279
Martin Marietta Materials Inc.	19,708	5,511,145
Summit Materials Inc., Class A(a)	37,503	896,322
U.S. Concrete Inc.(a)(b)	5,002	208,383
U.S. Lime & Minerals Inc.	387	34,946
Vulcan Materials Co.	41,920	6,036,061

		13,957,733

Consumer Finance — 0.7%
Ally Financial Inc.	121,307	3,707,142
American Express Co.	214,046	26,646,587
Capital One Financial Corp.	149,604	15,395,748
Credit Acceptance Corp.(a)(b)	3,250	1,437,572
Curo Group Holdings Corp.(a)	4,054	49,378
Discover Financial Services	99,825	8,467,156
Elevate Credit Inc.(a)	9,382	41,750
Encore Capital Group Inc.(a)(b)	10,246	362,299
Enova International Inc.(a)	11,809	284,125

Security	Shares	Value

Consumer Finance (continued)
EZCORP Inc., Class A, NVS(a)	13,899	$94,791
FirstCash Inc.	13,096	1,055,930
Green Dot Corp., Class A(a)(b)	14,782	344,421
LendingClub Corp.(a)(b)	19,512	246,241
Navient Corp.	66,457	909,132
Nelnet Inc., Class A	5,213	303,605
OneMain Holdings Inc.	20,476	863,063
PRA Group Inc.(a)(b)	14,340	520,542
Regional Management Corp.(a)	3,203	96,186
Santander Consumer USA Holdings Inc.	32,362	756,300
SLM Corp.	137,310	1,223,432
Synchrony Financial	205,935	7,415,719
World Acceptance Corp.(a)(b)	2,225	192,240

		70,413,359

Containers & Packaging — 0.4%
AptarGroup Inc.	20,002	2,312,631
Ardagh Group SA	5,694	111,489
Avery Dennison Corp.	26,586	3,477,981
Ball Corp.	102,985	6,660,040
Berry Global Group Inc.(a)	41,096	1,951,649
Crown Holdings Inc.(a)	41,743	3,028,037
Graphic Packaging Holding Co.	92,357	1,537,744
Greif Inc., Class A, NVS	7,437	328,715
Greif Inc., Class B	1,763	91,270
International Paper Co.	125,580	5,782,959
Myers Industries Inc.	11,462	191,186
O-I Glass Inc.	51,144	610,148
Packaging Corp. of America	29,993	3,358,916
Sealed Air Corp.	50,061	1,993,930
Silgan Holdings Inc.	25,870	804,040
Sonoco Products Co.	30,901	1,907,210
UFP Technologies Inc.(a)(b)	1,949	96,690
Westrock Co.	82,143	3,524,756

		37,769,391

Distributors — 0.1%
Core-Mark Holding Co. Inc.	13,329	362,416
Funko Inc., Class A(a)	7,525	129,129
Genuine Parts Co.	45,137	4,794,904
LKQ Corp.(a)	98,990	3,533,943
Pool Corp.	12,245	2,600,593
Weyco Group Inc.	1,930	51,048

		11,472,033

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	18,225	637,328
American Public Education Inc.(a)	5,308	145,386
Bright Horizons Family Solutions Inc.(a)	18,468	2,775,556
Carriage Services Inc.	4,546	116,378
Chegg Inc.(a)(b)	36,706	1,391,525
Collectors Universe Inc.	4,114	94,828
frontdoor Inc.(a)	26,820	1,271,804
Graham Holdings Co., Class B	1,377	879,889
Grand Canyon Education Inc.(a)(b)	15,011	1,437,904
H&R Block Inc.	63,467	1,490,205
Houghton Mifflin Harcourt Co.(a)(b)	31,633	197,706
K12 Inc.(a)	13,071	265,995
Laureate Education Inc., Class A(a)(b)	37,395	658,526
OneSpaWorld Holdings Ltd.(a)(b)	14,269	240,290
Perdoceo Education Crop.(a)	23,755	436,854
Regis Corp.(a)(b)	9,069	162,063

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Select Interior Concepts Inc., Class A(a)	8,694	$78,159
Service Corp. International/U.S.	56,410	2,596,552
ServiceMaster Global Holdings Inc.(a)	42,594	1,646,684
Strategic Education Inc.	6,895	1,095,616
WW International Inc.(a)	13,735	524,814

		18,144,062

Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.	131,794	3,265,855
Banco Latinoamericano de Comercio Exterior SA, Class E	8,226	175,872
Berkshire Hathaway Inc., Class B(a)	624,696	141,493,644
Cannae Holdings Inc.(a)	20,199	751,201
FGL Holdings	43,819	466,672
Jefferies Financial Group Inc.	86,014	1,838,119
Marlin Business Services Corp.	2,384	52,400
On Deck Capital Inc.(a)(b)	17,975	74,417
Voya Financial Inc.	42,860	2,613,603

		150,731,783

Diversified Telecommunication Services — 1.8%
Anterix Inc.(a)	3,589	155,081
AT&T Inc.	2,331,466	91,113,691
ATN International Inc.	3,547	196,468
Bandwidth Inc., Class A(a)	5,044	323,068
CenturyLink Inc.	344,201	4,546,895
Cincinnati Bell Inc.(a)	14,012	146,706
Cogent Communications Holdings Inc.	13,624	896,595
Consolidated Communications Holdings Inc.	18,924	73,425
Frontier Communications Corp.(a)(b)	46,280	41,171
GCI Liberty Inc., Class A(a)	31,513	2,232,696
IDT Corp., Class B(a)	9,590	69,144
Intelsat SA(a)	22,954	161,367
Iridium Communications Inc.(a)	31,159	767,758
Ooma Inc.(a)	9,427	124,719
ORBCOMM Inc.(a)	22,399	94,300
Pareteum Corp.(a)(b)	46,577	20,368
Verizon Communications Inc.	1,321,648	81,149,187
Vonage Holdings Corp.(a)(b)	74,006	548,384
Zayo Group Holdings Inc.(a)	70,958	2,458,695

		185,119,718

Electric Utilities — 1.9%
ALLETE Inc.	16,498	1,339,143
Alliant Energy Corp.	75,884	4,152,372
American Electric Power Co. Inc.	157,340	14,870,203
Avangrid Inc.	17,451	892,793
Duke Energy Corp.	232,547	21,210,612
Edison International	111,639	8,418,697
El Paso Electric Co.	13,095	889,020
Entergy Corp.	63,357	7,590,169
Evergy Inc.	72,584	4,724,493
Eversource Energy	103,267	8,784,924
Exelon Corp.	308,804	14,078,374
FirstEnergy Corp.	172,264	8,372,030
Hawaiian Electric Industries Inc.	34,325	1,608,469
IDACORP Inc.	16,315	1,742,442
MGE Energy Inc.	11,094	874,429
NextEra Energy Inc.	155,910	37,755,166
OGE Energy Corp.	62,611	2,784,311
Otter Tail Corp.	12,339	632,867
PG&E Corp.(a)(b)	167,503	1,820,758

Security	Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corp.	35,371	$3,180,914
PNM Resources Inc.	25,723	1,304,413
Portland General Electric Co.	27,926	1,557,992
PPL Corp.	231,823	8,317,809
Southern Co. (The)	332,164	21,158,847
Spark Energy Inc., Class A	1,776	16,392
Xcel Energy Inc.	167,248	10,618,576

		188,696,215

Electrical Equipment — 0.6%
Acuity Brands Inc.(b)	12,327	1,701,126
Allied Motion Technologies Inc.	1,843	89,385
American Superconductor Corp.(a)(b)	10,870	85,329
AMETEK Inc.	72,254	7,206,614
Atkore International Group Inc.(a)	13,987	565,914
AZZ Inc.	7,851	360,753
Bloom Energy Corp., Class A(a)	17,315	129,343
Eaton Corp. PLC	131,738	12,478,223
Emerson Electric Co.	195,311	14,894,417
Encore Wire Corp.	6,049	347,213
Energous Corp.(a)(b)	4,444	7,866
EnerSys	13,571	1,015,518
Generac Holdings Inc.(a)	19,746	1,986,250
GrafTech International Ltd.	19,076	221,663
Hubbell Inc.	17,195	2,541,765
nVent Electric PLC	47,286	1,209,576
Plug Power Inc.(a)(b)	84,219	266,132
Powell Industries Inc.	2,505	122,720
Preformed Line Products Co.	776	46,832
Regal Beloit Corp.	12,761	1,092,469
Rockwell Automation Inc.	37,161	7,531,420
Sensata Technologies Holding PLC(a)(b)	49,888	2,687,467
Sunrun Inc.(a)	35,264	486,996
Thermon Group Holdings Inc.(a)	10,350	277,380
TPI Composites Inc.(a)	9,079	168,052
Vicor Corp.(a)(b)	5,518	257,801
Vivint Solar Inc.(a)	17,995	130,644

		57,908,868

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies Inc.(a)(b)	13,073	104,584
Amphenol Corp., Class A	93,143	10,080,867
Anixter International Inc.(a)(b)	9,234	850,451
Arlo Technologies Inc.(a)	25,514	107,414
Arrow Electronics Inc.(a)	25,783	2,184,851
Avnet Inc.	32,508	1,379,640
AVX Corp.	13,964	285,843
Badger Meter Inc.	8,434	547,620
Bel Fuse Inc., Class B, NVS	3,190	65,395
Belden Inc.	12,596	692,780
Benchmark Electronics Inc.	12,562	431,630
CDW Corp./DE	45,989	6,569,069
Cognex Corp.	53,058	2,973,370
Coherent Inc.(a)	7,532	1,252,948
Corning Inc.	241,430	7,028,027
CTS Corp.	9,722	291,757
Daktronics Inc.	10,541	64,195
Dolby Laboratories Inc., Class A	20,397	1,403,314
ePlus Inc.(a)	4,442	374,416
Fabrinet(a)	10,882	705,589
FARO Technologies Inc.(a)	5,006	252,052

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Fitbit Inc., Class A(a)(b)	64,647	$424,731
FLIR Systems Inc.	43,665	2,273,637
II-VI Inc.(a)(b)	27,609	929,595
Insight Enterprises Inc.(a)(b)	12,006	843,902
IPG Photonics Corp.(a)(b)	11,625	1,684,695
Iteris Inc.(a)	12,895	64,346
Itron Inc.(a)	10,930	917,573
Jabil Inc.	47,478	1,962,266
KEMET Corp.	18,710	506,105
Keysight Technologies Inc.(a)	59,483	6,104,740
Kimball Electronics Inc.(a)	7,156	125,588
Knowles Corp.(a)	24,319	514,347
Littelfuse Inc.	7,411	1,417,724
Methode Electronics Inc.	10,892	428,600
MTS Systems Corp.	6,256	300,476
Napco Security Technologies Inc.(a)(b)	4,453	130,874
National Instruments Corp.	41,074	1,739,073
nLight Inc.(a)(b)	12,821	260,010
Novanta Inc.(a)(b)	10,566	934,457
OSI Systems Inc.(a)	5,661	570,289
PAR Technology Corp.(a)	3,638	111,832
PC Connection Inc.	2,756	136,863
Plexus Corp.(a)	8,740	672,456
Rogers Corp.(a)(b)	5,793	722,561
Sanmina Corp.(a)(b)	21,222	726,641
ScanSource Inc.(a)	7,878	291,092
SYNNEX Corp.	12,863	1,656,754
Tech Data Corp.(a)	11,216	1,610,618
Trimble Inc.(a)	80,136	3,340,870
TTM Technologies Inc.(a)(b)	28,261	425,328
Vishay Intertechnology Inc.	39,733	845,916
Vishay Precision Group Inc.(a)	3,431	116,654
Zebra Technologies Corp., Class A(a)	17,063	4,358,573

		74,794,998

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	24,145	815,618
Archrock Inc.	41,220	413,849
Baker Hughes Co.	207,393	5,315,483
Cactus Inc., Class A	14,786	507,456
Covia Holdings Corp.(a)(b)	10,086	20,575
Diamond Offshore Drilling Inc.(a)(b)	21,031	151,213
DMC Global Inc.	4,225	189,872
Dril-Quip Inc.(a)(b)	11,707	549,175
Era Group Inc.(a)	6,183	62,881
Exterran Corp.(a)	9,999	78,292
Forum Energy Technologies Inc.(a)	27,035	45,419
Frank’s International NV(a)(b)	35,938	185,799
FTS International Inc.(a)	7,040	7,322
Geospace Technologies Corp.(a)	6,510	109,173
Halliburton Co.	275,945	6,752,374
Helix Energy Solutions Group Inc.(a)	41,971	404,181
Helmerich & Payne Inc.	34,225	1,554,842
Independence Contract Drilling Inc.(a)(b)	13,288	13,245
KLX Energy Services Holdings Inc.(a)	6,148	39,593
Liberty Oilfield Services Inc., Class A	13,818	153,656
Mammoth Energy Services Inc.	2,500	5,500
Matrix Service Co.(a)	7,453	170,525
McDermott International Inc.(a)(b)	55,946	37,853
Nabors Industries Ltd.	112,841	324,982
National Energy Services Reunited Corp.(a)	10,774	98,259

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.	124,343	$3,114,792
Natural Gas Services Group Inc.(a)(b)	3,410	41,807
NCS Multistage Holdings Inc.(a)(b)	3,524	7,400
Newpark Resources Inc.(a)	25,999	163,014
NexTier Oilfield Solutions Inc.(a)(b)	47,879	320,789
Nine Energy Service Inc.(a)	3,438	26,885
Noble Corp. PLC(a)(b)	70,079	85,496
Oceaneering International Inc.(a)(b)	29,089	433,717
Oil States International Inc.(a)	18,465	301,164
Pacific Drilling SA(a)	9,371	38,234
Parker Drilling Co.(a)	4,803	108,068
Patterson-UTI Energy Inc.	60,072	630,756
ProPetro Holding Corp.(a)	23,541	264,836
RigNet Inc.(a)	3,498	23,087
RPC Inc.	17,633	92,397
Schlumberger Ltd.	442,126	17,773,465
SEACOR Holdings Inc.(a)(b)	6,474	279,353
SEACOR Marine Holdings Inc.(a)(b)	4,444	61,283
Seadrill Ltd.(a)(b)	23,291	59,159
Select Energy Services Inc., Class A(a)	18,218	169,063
Smart Sand Inc.(a)	5,344	13,467
Solaris Oilfield Infrastructure Inc., Class A	10,307	144,298
TETRA Technologies Inc.(a)	34,476	67,573
Tidewater Inc.(a)(b)	10,294	198,468
Transocean Ltd.(a)(b)	182,805	1,257,698
U.S. Silica Holdings Inc.	25,043	154,014

		43,837,420

Entertainment — 1.7%
Activision Blizzard Inc.	242,173	14,389,920
AMC Entertainment Holdings Inc., Class A(b)	16,312	118,099
Cinemark Holdings Inc.	34,377	1,163,661
Electronic Arts Inc.(a)	92,538	9,948,760
Eros International PLC(a)(b)	8,739	29,625
Gaia Inc.(a)	4,077	32,575
Glu Mobile Inc.(a)(b)	32,022	193,733
IMAX Corp.(a)(b)	17,429	356,075
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	3,074	91,144
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	10,092	298,118
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	7,571	331,458
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	63,730	2,929,349
Lions Gate Entertainment Corp., Class A(a)	16,647	177,457
Lions Gate Entertainment Corp., Class B, NVS(a)	31,779	315,566
Live Nation Entertainment Inc.(a)	40,762	2,913,260
LiveXLive Media Inc.(a)	8,533	13,184
Madison Square Garden Co. (The), Class A(a)(b)	5,838	1,717,481
Marcus Corp. (The)	8,287	263,278
Netflix Inc.(a)	134,499	43,519,841
Reading International Inc., Class A, NVS(a)	4,995	55,894
Roku Inc.(a)(b)	27,195	3,641,411
Spotify Technology SA(a)(b)	37,288	5,576,420
Take-Two Interactive Software Inc.(a)	35,367	4,329,982
Walt Disney Co. (The)	557,536	80,636,432
World Wrestling Entertainment Inc., Class A	13,676	887,162
Zynga Inc., Class A(a)	267,815	1,639,028

		175,568,913

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	27,849	$722,125
Agree Realty Corp.	13,523	948,909
Alexander & Baldwin Inc.	23,422	490,925
Alexander’s Inc.	715	236,200
Alexandria Real Estate Equities Inc.	36,283	5,862,607
American Assets Trust Inc.	14,615	670,829
American Campus Communities Inc.	43,695	2,054,976
American Finance Trust Inc.	33,589	445,390
American Homes 4 Rent, Class A	80,494	2,109,748
American Tower Corp.	140,009	32,176,868
Americold Realty Trust(b)	60,493	2,120,885
Apartment Investment & Management Co., Class A	47,444	2,450,483
Apple Hospitality REIT Inc.	64,196	1,043,185
Armada Hoffler Properties Inc.	17,535	321,767
Ashford Hospitality Trust Inc.	21,634	60,359
AvalonBay Communities Inc.	44,292	9,288,032
Bluerock Residential Growth REIT Inc.	5,758	69,384
Boston Properties Inc.	49,375	6,806,837
Braemar Hotels & Resorts Inc.	9,270	82,781
Brandywine Realty Trust	58,146	915,800
Brixmor Property Group Inc.	94,121	2,033,955
Brookfield Property REIT Inc., Class A	23,478	433,052
BRT Apartments Corp.	6,409	108,761
Camden Property Trust	29,493	3,129,207
CareTrust REIT Inc.	29,993	618,756
CatchMark Timber Trust Inc., Class A	19,957	228,907
CBL & Associates Properties Inc.	93,552	98,230
Cedar Realty Trust Inc.	25,992	76,676
Chatham Lodging Trust	15,132	277,521
City Office REIT Inc.	15,213	205,680
Clipper Realty Inc.	7,823	82,924
Colony Capital Inc.	152,335	723,591
Columbia Property Trust Inc.	37,776	789,896
Community Healthcare Trust Inc.	6,800	291,448
CoreCivic Inc.	35,849	623,056
CorEnergy Infrastructure Trust Inc.	4,540	202,983
CorePoint Lodging Inc.	13,510	144,287
CoreSite Realty Corp.	11,485	1,287,698
Corporate Office Properties Trust	35,195	1,034,029
Cousins Properties Inc.	46,705	1,924,246
Crown Castle International Corp.	132,435	18,825,635
CubeSmart	60,773	1,913,134
CyrusOne Inc.	35,339	2,312,231
DiamondRock Hospitality Co.	63,457	703,104
Digital Realty Trust Inc.	66,389	7,949,419
Diversified Healthcare Trust	75,415	636,503
Douglas Emmett Inc.	52,813	2,318,491
Duke Realty Corp.	118,143	4,096,018
Easterly Government Properties Inc.	27,135	643,914
EastGroup Properties Inc.	11,975	1,588,723
Empire State Realty Trust Inc., Class A	45,423	634,105
EPR Properties	24,268	1,714,292
Equinix Inc.	27,132	15,836,948
Equity Commonwealth	37,787	1,240,547
Equity LifeStyle Properties Inc.	55,112	3,879,334
Equity Residential	116,756	9,447,896
Essential Properties Realty Trust Inc.	23,429	581,273
Essex Property Trust Inc.	21,007	6,320,166
Extra Space Storage Inc.	40,245	4,250,677
Farmland Partners Inc.(b)	10,085	68,376

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	23,924	$3,079,737
First Industrial Realty Trust Inc.	40,355	1,675,136
Four Corners Property Trust Inc.	20,828	587,141
Franklin Street Properties Corp.	32,972	282,240
Front Yard Residential Corp.	16,321	201,401
Gaming and Leisure Properties Inc.	65,422	2,816,417
GEO Group Inc. (The)	37,476	622,476
Getty Realty Corp.	10,352	340,270
Gladstone Commercial Corp.	11,542	252,308
Gladstone Land Corp.	7,034	91,231
Global Medical REIT Inc.	13,718	181,489
Global Net Lease Inc.	29,824	604,831
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20,125	647,623
Healthcare Realty Trust Inc.	42,962	1,433,642
Healthcare Trust of America Inc., Class A	66,352	2,009,139
Healthpeak Properties Inc.	156,290	5,387,316
Hersha Hospitality Trust	11,257	163,789
Highwoods Properties Inc.	31,852	1,557,881
Host Hotels & Resorts Inc.	229,555	4,258,245
Hudson Pacific Properties Inc.	48,063	1,809,572
Independence Realty Trust Inc.	29,130	410,150
Industrial Logistics Properties Trust	19,249	431,563
Innovative Industrial Properties Inc.(b)	3,605	273,511
Investors Real Estate Trust	3,516	254,910
Invitation Homes Inc.	170,375	5,106,139
Iron Mountain Inc.	91,140	2,904,632
iStar Inc.	18,706	271,424
JBG SMITH Properties	38,739	1,545,299
Jernigan Capital Inc.	7,211	138,019
Kilroy Realty Corp.	33,104	2,777,426
Kimco Realty Corp.	128,877	2,669,043
Kite Realty Group Trust	24,131	471,278
Lamar Advertising Co., Class A	27,309	2,437,601
Lexington Realty Trust	76,065	807,810
Liberty Property Trust	49,480	2,971,274
Life Storage Inc.	14,653	1,586,627
LTC Properties Inc.	11,624	520,406
Macerich Co. (The)	44,150	1,188,518
Mack-Cali Realty Corp.	28,336	655,412
Medical Properties Trust Inc.	163,528	3,452,076
Mid-America Apartment Communities Inc.	36,093	4,759,223
Monmouth Real Estate Investment Corp.	32,279	467,400
National Health Investors Inc.	13,315	1,084,906
National Retail Properties Inc.	54,469	2,920,628
National Storage Affiliates Trust	18,389	618,238
New Senior Investment Group Inc.	25,551	195,465
NexPoint Residential Trust Inc.	5,178	233,010
Office Properties Income Trust	14,926	479,722
Omega Healthcare Investors Inc.	69,926	2,961,366
One Liberty Properties Inc.	3,472	94,404
Outfront Media Inc.	45,911	1,231,333
Paramount Group Inc.	66,959	932,069
Park Hotels & Resorts Inc.	77,492	2,004,718
Pebblebrook Hotel Trust	40,458	1,084,679
Pennsylvania REIT(b)	20,471	109,110
Physicians Realty Trust	58,841	1,114,449
Piedmont Office Realty Trust Inc., Class A	39,844	886,131
PotlatchDeltic Corp.	20,492	886,689
Preferred Apartment Communities Inc., Class A	11,532	153,606

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis Inc.	200,150	$17,841,371
PS Business Parks Inc.	6,213	1,024,337
Public Storage	47,058	10,021,472
QTS Realty Trust Inc., Class A	17,439	946,415
Rayonier Inc.	41,894	1,372,447
Realty Income Corp.	103,951	7,653,912
Regency Centers Corp.	52,532	3,314,244
Retail Opportunity Investments Corp.	34,144	602,983
Retail Properties of America Inc., Class A	65,547	878,330
Retail Value Inc.	4,809	176,971
Rexford Industrial Realty Inc.	34,793	1,588,996
RLJ Lodging Trust	53,926	955,569
RPT Realty	21,824	328,233
Ryman Hospitality Properties Inc.	14,062	1,218,613
Sabra Health Care REIT Inc.	62,996	1,344,335
Safehold Inc.	4,141	166,882
Saul Centers Inc.	3,810	201,092
SBA Communications Corp.	35,903	8,652,264
Seritage Growth Properties, Class A	10,013	401,321
Service Properties Trust	50,420	1,226,719
Simon Property Group Inc.	98,005	14,598,825
SITE Centers Corp.	46,622	653,640
SL Green Realty Corp.	25,592	2,351,393
Spirit Realty Capital Inc.	31,579	1,553,055
STAG Industrial Inc.	42,992	1,357,257
STORE Capital Corp.	68,007	2,532,581
Summit Hotel Properties Inc.	34,442	425,014
Sun Communities Inc.	28,882	4,335,188
Sunstone Hotel Investors Inc.	73,494	1,023,036
Tanger Factory Outlet Centers Inc.(b)	27,438	404,162
Taubman Centers Inc.	18,159	564,563
Terreno Realty Corp.	19,966	1,080,959
UDR Inc.	92,422	4,316,107
UMH Properties Inc.	11,465	180,344
Uniti Group Inc.	60,718	498,495
Universal Health Realty Income Trust	3,881	455,474
Urban Edge Properties	35,499	680,871
Urstadt Biddle Properties Inc., Class A	10,854	269,613
Ventas Inc.	118,695	6,853,449
VEREIT Inc.	335,677	3,101,655
VICI Properties Inc.	147,097	3,758,328
Vornado Realty Trust	55,564	3,695,006
Washington Prime Group Inc.	53,309	194,045
Washington REIT	24,667	719,783
Weingarten Realty Investors	37,954	1,185,683
Welltower Inc.	129,134	10,560,579
Weyerhaeuser Co.	236,017	7,127,713
Whitestone REIT	10,815	147,300
WP Carey Inc.	54,940	4,397,398
Xenia Hotels & Resorts Inc.	36,168	781,590

		388,965,539

Food & Staples Retailing — 1.4%
Andersons Inc. (The)	11,585	292,869
BJ’s Wholesale Club Holdings Inc.(a)(b)	35,615	809,885
Casey’s General Stores Inc.	11,739	1,866,384
Chefs’ Warehouse Inc. (The)(a)(b)	8,858	337,578
Costco Wholesale Corp.	140,313	41,240,797
Grocery Outlet Holding Corp.(a)(b)	10,171	330,049
HF Foods Group Inc.(a)(b)	2,845	55,477
Ingles Markets Inc., Class A	5,027	238,833

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	251,619	$7,294,435
Natural Grocers by Vitamin Cottage Inc.(b)	2,160	21,319
Performance Food Group Co.(a)	31,641	1,628,879
PriceSmart Inc.	6,961	494,370
Rite Aid Corp.(a)(b)	17,262	267,043
SpartanNash Co.	10,605	151,015
Sprouts Farmers Market Inc.(a)	36,149	699,483
Sysco Corp.	152,051	13,006,443
U.S. Foods Holding Corp.(a)	68,473	2,868,334
United Natural Foods Inc.(a)(b)	15,730	137,795
Village Super Market Inc., Class A	1,449	33,617
Walgreens Boots Alliance Inc.	240,526	14,181,413
Walmart Inc.	448,437	53,292,253
Weis Markets Inc.	3,221	130,418

		139,378,689

Food Products — 1.1%
Alico Inc.	1,029	36,869
Archer-Daniels-Midland Co.	178,253	8,262,027
B&G Foods Inc.(b)	19,800	355,014
Beyond Meat Inc.(a)(b)	15,074	1,139,594
Bunge Ltd.	43,186	2,485,354
Calavo Growers Inc.	4,911	444,888
Cal-Maine Foods Inc.(b)	9,800	418,950
Campbell Soup Co.	53,062	2,622,324
Conagra Brands Inc.	154,480	5,289,395
Darling Ingredients Inc.(a)	52,882	1,484,927
Farmer Bros. Co.(a)(b)	1,969	29,653
Flowers Foods Inc.	61,527	1,337,597
Fresh Del Monte Produce Inc.	10,550	369,039
Freshpet Inc.(a)	11,649	688,339
General Mills Inc.	191,280	10,244,957
Hain Celestial Group Inc. (The)(a)(b)	27,510	714,022
Hershey Co. (The)	46,340	6,811,053
Hormel Foods Corp.	88,238	3,980,416
Hostess Brands Inc.(a)	37,855	550,412
Ingredion Inc.	21,011	1,952,973
J&J Snack Foods Corp.	4,823	888,734
JM Smucker Co. (The)	34,698	3,613,103
John B Sanfilippo & Son Inc.	2,292	209,214
Kellogg Co.	78,083	5,400,220
Kraft Heinz Co. (The)	197,409	6,342,751
Lamb Weston Holdings Inc.	46,048	3,961,509
Lancaster Colony Corp.	5,996	959,960
Landec Corp.(a)(b)	7,495	84,769
Limoneira Co.	5,554	106,803
McCormick & Co. Inc./MD, NVS	39,100	6,636,443
Mondelez International Inc., Class A	454,649	25,042,067
Pilgrim’s Pride Corp.(a)	17,518	573,101
Post Holdings Inc.(a)(b)	20,278	2,212,330
Sanderson Farms Inc.	6,035	1,063,488
Seaboard Corp.	75	318,791
Seneca Foods Corp., Class A(a)	2,517	102,668
Simply Good Foods Co. (The)(a)	26,547	757,651
Tootsie Roll Industries Inc.(b)	4,349	148,475
TreeHouse Foods Inc.(a)	18,442	894,437
Tyson Foods Inc., Class A	92,124	8,386,969

		116,921,286

Gas Utilities — 0.2%
Atmos Energy Corp.	37,106	4,150,677

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Chesapeake Utilities Corp.	5,330	$510,774
National Fuel Gas Co.	26,321	1,224,979
New Jersey Resources Corp.	28,047	1,250,055
Northwest Natural Holding Co.	9,074	669,026
ONE Gas Inc.	16,995	1,590,222
RGC Resources Inc.	2,920	83,454
South Jersey Industries Inc.	30,042	990,785
Southwest Gas Holdings Inc.	17,735	1,347,328
Spire Inc.	15,913	1,325,712
UGI Corp.	66,131	2,986,476

		16,129,488

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	549,915	47,765,617
ABIOMED Inc.(a)(b)	14,015	2,390,819
Accuray Inc.(a)(b)	20,676	58,306
Align Technology Inc.(a)	25,194	7,030,134
Alphatec Holdings Inc.(a)	17,156	121,722
AngioDynamics Inc.(a)	11,975	191,720
Antares Pharma Inc.(a)	43,942	206,527
Apyx Medical Corp.(a)(b)	15,989	135,267
AtriCure Inc.(a)(b)	11,570	376,141
Atrion Corp.	410	308,115
Avanos Medical Inc.(a)	14,143	476,619
Axogen Inc.(a)(b)	9,740	174,249
Axonics Modulation Technologies Inc.(a)	4,851	134,421
Baxter International Inc.	153,670	12,849,885
Becton Dickinson and Co.	85,479	23,247,724
Boston Scientific Corp.(a)	443,496	20,054,889
Cantel Medical Corp.	11,680	828,112
Cardiovascular Systems Inc.(a)	11,717	569,329
Cerus Corp.(a)(b)	45,540	192,179
Conformis Inc.(a)(b)	23,657	35,485
CONMED Corp.	8,249	922,486
Cooper Companies Inc. (The)	15,543	4,993,810
CryoLife Inc.(a)(b)	12,428	336,674
CryoPort Inc.(a)	8,284	136,355
Cutera Inc.(a)	4,768	170,742
CytoSorbents Corp.(a)(b)	8,788	33,834
Danaher Corp.	197,179	30,263,033
DENTSPLY SIRONA Inc.	70,470	3,987,897
DexCom Inc.(a)	29,037	6,351,553
Edwards Lifesciences Corp.(a)	66,093	15,418,836
ElectroCore Inc.(a)(b)	6,483	10,308
Envista Holdings Corp.(a)	45,789	1,357,186
GenMark Diagnostics Inc.(a)	13,620	65,512
Glaukos Corp.(a)(b)	12,631	688,011
Globus Medical Inc., Class A(a)	23,433	1,379,735
Haemonetics Corp.(a)	16,091	1,848,856
Heska Corp.(a)(b)	2,223	213,275
Hill-Rom Holdings Inc.	21,567	2,448,501
Hologic Inc.(a)	85,050	4,440,460
ICU Medical Inc.(a)	6,064	1,134,696
IDEXX Laboratories Inc.(a)	26,995	7,049,204
Inogen Inc.(a)	5,470	373,765
Insulet Corp.(a)(b)	18,784	3,215,821
Integer Holdings Corp.(a)	10,694	860,118
Integra LifeSciences Holdings Corp.(a)(b)	22,656	1,320,392
IntriCon Corp.(a)(b)	2,153	38,754
Intuitive Surgical Inc.(a)	36,573	21,620,129
Invacare Corp.	9,320	84,066

Security	Shares	Value

Health Care Equipment & Supplies (continued)
iRhythm Technologies Inc.(a)(b)	8,951	$609,474
Lantheus Holdings Inc.(a)	13,870	284,474
LeMaitre Vascular Inc.	5,565	200,062
LivaNova PLC(a)	15,756	1,188,475
Masimo Corp.(a)(b)	14,991	2,369,477
Medtronic PLC	428,557	48,619,792
Meridian Bioscience Inc.	11,862	115,892
Merit Medical Systems Inc.(a)	16,571	517,347
Mesa Laboratories Inc.	1,235	308,009
Misonix Inc.(a)(b)	4,011	74,645
Natus Medical Inc.(a)	10,399	343,063
Neogen Corp.(a)	16,581	1,082,076
Neuronetics Inc.(a)(b)	2,770	12,437
Nevro Corp.(a)	9,044	1,063,032
Novocure Ltd.(a)	27,812	2,343,717
NuVasive Inc.(a)	16,924	1,308,902
OraSure Technologies Inc.(a)(b)	19,193	154,120
Orthofix Medical Inc.(a)	5,411	249,880
OrthoPediatrics Corp.(a)(b)	3,340	156,947
Penumbra Inc.(a)(b)	10,044	1,649,928
Pulse Biosciences Inc.(a)(b)	2,790	37,414
Quidel Corp.(a)	11,516	864,045
ResMed Inc.	44,951	6,966,056
Rockwell Medical Inc.(a)(b)	15,840	38,650
RTI Surgical Holdings Inc.(a)(b)	16,551	45,350
SeaSpine Holdings Corp.(a)	6,796	81,620
Senseonics Holdings Inc.(a)(b)	20,589	18,859
Shockwave Medical Inc.(a)	8,053	353,688
SI-BONE Inc.(a)	3,772	81,098
Sientra Inc.(a)(b)	12,170	108,800
Silk Road Medical Inc.(a)(b)	4,863	196,368
STAAR Surgical Co.(a)(b)	13,386	470,786
Steris PLC	26,431	4,028,613
Stryker Corp.	109,503	22,989,060
Surmodics Inc.(a)(b)	4,483	185,731
Tactile Systems Technology Inc.(a)(b)	5,520	372,655
Tandem Diabetes Care Inc.(a)(b)	17,523	1,044,546
Teleflex Inc.	14,581	5,488,872
TransEnterix Inc.(a)	3,718	5,465
TransMedics Group Inc.(a)(b)	3,296	62,657
Utah Medical Products Inc.	984	106,174
Vapotherm Inc.(a)	8,758	106,497
Varex Imaging Corp.(a)	11,569	344,872
Varian Medical Systems Inc.(a)	28,855	4,097,698
ViewRay Inc.(a)(b)	24,488	103,339
West Pharmaceutical Services Inc.	23,089	3,470,969
Wright Medical Group NV(a)(b)	38,544	1,174,821
Zimmer Biomet Holdings Inc.	65,088	9,742,372
Zynex Inc.(a)(b)	9,732	76,591

		353,226,684

Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)(b)	26,943	895,046
Addus HomeCare Corp.(a)	4,120	400,546
Amedisys Inc.(a)	9,856	1,645,164
American Renal Associates Holdings Inc.(a)(b)	2,580	26,755
AmerisourceBergen Corp.	48,504	4,123,810
AMN Healthcare Services Inc.(a)(b)	15,277	951,910
Anthem Inc.	80,997	24,463,524
BioTelemetry Inc.(a)	10,640	492,632
Brookdale Senior Living Inc.(a)	58,087	422,292

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health Inc.	94,382	$4,773,842
Centene Corp.(a)	130,306	8,192,338
Chemed Corp.	4,971	2,183,561
Cigna Corp.(a)	116,994	23,924,103
Community Health Systems Inc.(a)(b)	34,939	101,323
CorVel Corp.(a)	2,407	210,276
Covetrus Inc.(a)(b)	30,614	404,105
Cross Country Healthcare Inc.(a)	14,078	163,586
CVS Health Corp.	414,478	30,791,571
DaVita Inc.(a)(b)	31,613	2,371,923
Diplomat Pharmacy Inc.(a)	19,599	78,396
Encompass Health Corp.	31,849	2,206,180
Ensign Group Inc. (The)	16,099	730,412
Enzo Biochem Inc.(a)	11,928	31,371
Genesis Healthcare Inc.(a)(b)	16,519	27,091
Guardant Health Inc.(a)(b)	12,120	947,057
Hanger Inc.(a)(b)	11,372	313,981
HCA Healthcare Inc.	85,965	12,706,487
HealthEquity Inc.(a)	21,415	1,586,209
Henry Schein Inc.(a)(b)	47,568	3,173,737
Humana Inc.	42,230	15,478,140
Joint Corp. (The)(a)(b)	5,244	84,638
Laboratory Corp. of America Holdings(a)	31,015	5,246,808
LHC Group Inc.(a)	9,617	1,324,838
Magellan Health Inc.(a)	7,395	578,659
McKesson Corp.	57,473	7,949,665
MEDNAX Inc.(a)	24,363	677,048
Molina Healthcare Inc.(a)	19,215	2,607,283
National HealthCare Corp.	4,143	358,079
National Research Corp.	4,403	290,334
Option Care Health Inc.(a)(b)	51,353	191,547
Owens & Minor Inc.(b)	18,426	95,262
Patterson Companies Inc.	25,262	517,366
Pennant Group Inc. (The)(a)(b)	8,064	266,676
PetIQ Inc.(a)	6,154	154,158
Premier Inc., Class A(a)(b)	19,592	742,145
Progyny Inc.(a)	3,921	107,631
Providence Service Corp. (The)(a)	3,578	211,746
Quest Diagnostics Inc.	43,039	4,596,135
R1 RCM Inc.(a)(b)	30,669	398,084
RadNet Inc.(a)	11,318	229,755
Select Medical Holdings Corp.(a)	35,723	833,775
Surgery Partners Inc.(a)(b)	4,627	72,436
Tenet Healthcare Corp.(a)	32,312	1,228,825
Tivity Health Inc.(a)(b)	13,783	280,415
Triple-S Management Corp., Class B(a)	7,508	138,823
U.S. Physical Therapy Inc.	4,170	476,839
UnitedHealth Group Inc.	301,824	88,730,219
Universal Health Services Inc., Class B	25,259	3,623,656
WellCare Health Plans Inc.(a)	15,884	5,245,056

		271,075,269

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	55,400	543,751
Castlight Health Inc., Class B(a)(b)	36,734	48,856
Cerner Corp.	100,545	7,378,998
Change Healthcare Inc.(a)(b)	15,441	253,078
Computer Programs & Systems Inc.	3,212	84,797
Evolent Health Inc., Class A(a)	20,253	183,290
Health Catalyst Inc.(a)(b)	2,582	89,595
HealthStream Inc.(a)	8,148	221,626

Security	Shares	Value

Health Care Technology (continued)
HMS Holdings Corp.(a)	27,862	$824,715
Inovalon Holdings Inc., Class A(a)(b)	24,466	460,450
Inspire Medical Systems Inc.(a)(b)	4,309	319,771
Livongo Health Inc.(a)(b)	4,600	115,276
NextGen Healthcare Inc.(a)	15,534	249,631
Omnicell Inc.(a)	13,655	1,115,887
OptimizeRx Corp.(a)	6,111	62,760
Phreesia Inc.(a)	3,492	93,027
Simulations Plus Inc.	3,370	97,966
Tabula Rasa HealthCare Inc.(a)(b)	5,365	261,168
Teladoc Health Inc.(a)(b)	22,434	1,878,174
Veeva Systems Inc., Class A(a)	41,988	5,906,032
Vocera Communications Inc.(a)(b)	9,230	191,615

		20,380,463

Hotels, Restaurants & Leisure — 2.1%
Aramark	79,026	3,429,728
BBX Capital Corp.	21,626	103,156
Biglari Holdings Inc., Class B, NVS(a)(b)	280	32,038
BJ’s Restaurants Inc.	7,134	270,807
Bloomin’ Brands Inc.	27,127	598,693
Bluegreen Vacations Corp.	4,642	47,998
Boyd Gaming Corp.	24,819	743,081
Brinker International Inc.	11,038	463,596
Caesars Entertainment Corp.(a)	184,366	2,507,378
Carnival Corp.	126,431	6,426,488
Carrols Restaurant Group Inc.(a)(b)	13,025	91,826
Century Casinos Inc.(a)(b)	6,419	50,838
Cheesecake Factory Inc. (The)	13,700	532,382
Chipotle Mexican Grill Inc.(a)	8,089	6,771,383
Choice Hotels International Inc.	11,163	1,154,589
Churchill Downs Inc.	10,930	1,499,596
Chuy’s Holdings Inc.(a)(b)	4,618	119,699
Cracker Barrel Old Country Store Inc.	7,613	1,170,423
Darden Restaurants Inc.	39,041	4,255,859
Dave & Buster’s Entertainment Inc.	11,707	470,270
Del Taco Restaurants Inc.(a)	12,597	99,579
Denny’s Corp.(a)(b)	20,559	408,713
Dine Brands Global Inc.	5,349	446,748
Domino’s Pizza Inc.	13,141	3,860,563
Drive Shack Inc.(a)	18,974	69,445
Dunkin’ Brands Group Inc.	25,783	1,947,648
El Pollo Loco Holdings Inc.(a)(b)	8,647	130,916
Eldorado Resorts Inc.(a)	20,376	1,215,225
Everi Holdings Inc.(a)	19,477	261,576
Extended Stay America Inc.	59,080	877,929
Fiesta Restaurant Group Inc.(a)(b)	8,468	83,749
Golden Entertainment Inc.(a)	6,185	118,876
Habit Restaurants Inc. (The), Class A(a)(b)	3,894	40,614
Hilton Grand Vacations Inc.(a)	27,313	939,294
Hilton Worldwide Holdings Inc.	88,842	9,853,466
Hyatt Hotels Corp., Class A	11,875	1,065,306
International Game Technology PLC	29,466	441,106
J Alexander’s Holdings Inc.(a)(b)	4,478	42,810
Jack in the Box Inc.	7,731	603,250
Las Vegas Sands Corp.	109,183	7,537,994
Lindblad Expeditions Holdings Inc.(a)(b)	9,570	156,469
Marriott International Inc./MD, Class A	87,528	13,254,365
Marriott Vacations Worldwide Corp.	13,870	1,785,901
McDonald’s Corp.	240,653	47,555,439
MGM Resorts International	160,839	5,351,114

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort Inc.(a)	4,277	$207,648
Nathan’s Famous Inc.	930	65,918
Noodles & Co.(a)(b)	3,623	20,071
Norwegian Cruise Line Holdings Ltd.(a)	68,726	4,014,286
Papa John’s International Inc.	7,883	497,811
Penn National Gaming Inc.(a)	33,462	855,289
Planet Fitness Inc., Class A(a)	26,320	1,965,578
PlayAGS Inc.(a)	7,097	86,087
Potbelly Corp.(a)(b)	8,431	35,579
RCI Hospitality Holdings Inc.	3,420	70,110
Red Lion Hotels Corp.(a)	4,272	15,935
Red Robin Gourmet Burgers Inc.(a)(b)	4,265	140,830
Red Rock Resorts Inc., Class A	20,784	497,777
Royal Caribbean Cruises Ltd.	55,041	7,348,524
Ruth’s Hospitality Group Inc.	9,915	215,800
Scientific Games Corp./DE, Class A(a)(b)	19,275	516,184
SeaWorld Entertainment Inc.(a)	16,466	522,137
Shake Shack Inc., Class A(a)(b)	9,252	551,142
Six Flags Entertainment Corp.	25,118	1,133,073
Starbucks Corp.	377,042	33,149,533
Target Hospitality Corp.(a)(b)	10,367	51,835
Texas Roadhouse Inc.	20,120	1,133,158
Twin River Worldwide Holdings Inc.	6,579	168,751
Vail Resorts Inc.	12,990	3,115,392
Wendy’s Co. (The)	61,305	1,361,584
Wingstop Inc.(b)	8,885	766,154
Wyndham Destinations Inc.	28,360	1,465,928
Wyndham Hotels & Resorts Inc.	30,957	1,944,409
Wynn Resorts Ltd.	30,904	4,291,638
Yum China Holdings Inc.	115,671	5,553,365
Yum! Brands Inc.	96,566	9,727,093

		210,376,542

Household Durables — 0.5%
Bassett Furniture Industries Inc.	2,900	48,372
Beazer Homes USA Inc.(a)	11,591	163,781
Cavco Industries Inc.(a)	2,859	558,591
Century Communities Inc.(a)	8,069	220,687
DR Horton Inc.	107,539	5,672,682
Ethan Allen Interiors Inc.	7,145	136,184
Flexsteel Industries Inc.	2,513	50,059
Garmin Ltd.	45,853	4,473,419
GoPro Inc., Class A(a)(b)	37,228	161,570
Green Brick Partners Inc.(a)	4,197	48,182
Hamilton Beach Brands Holding Co., Class A	2,945	56,250
Helen of Troy Ltd.(a)	8,047	1,446,770
Hooker Furniture Corp.	2,968	76,248
Installed Building Products Inc.(a)	7,136	491,456
iRobot Corp.(a)(b)	8,544	432,583
KB Home	27,281	934,920
La-Z-Boy Inc.	15,008	472,452
Leggett & Platt Inc.	42,550	2,162,817
Lennar Corp., Class A	87,847	4,900,984
Lennar Corp., Class B	4,339	193,953
LGI Homes Inc.(a)(b)	5,902	416,976
Lifetime Brands Inc.	2,489	17,299
Lovesac Co. (The)(a)(b)	3,253	52,211
M/I Homes Inc.(a)	8,567	337,111
MDC Holdings Inc.	16,176	617,276
Meritage Homes Corp.(a)	12,076	737,964
Mohawk Industries Inc.(a)	18,826	2,567,490

Security	Shares	Value

Household Durables (continued)
Newell Brands Inc.	119,910	$2,304,670
NVR Inc.(a)(b)	1,045	3,979,788
PulteGroup Inc.	81,460	3,160,648
Skyline Champion Corp.(a)	15,808	501,114
Sonos Inc.(a)(b)	21,914	342,297
Taylor Morrison Home Corp.(a)	34,541	755,066
Tempur Sealy International Inc.(a)	14,264	1,241,824
Toll Brothers Inc.	42,063	1,661,909
TopBuild Corp.(a)	10,313	1,063,064
TRI Pointe Group Inc.(a)	47,030	732,727
Tupperware Brands Corp.	15,817	135,710
Universal Electronics Inc.(a)	4,270	223,150
Whirlpool Corp.	19,764	2,915,783
William Lyon Homes, Class A(a)	9,749	194,785
ZAGG Inc.(a)(b)	8,612	69,843

		46,730,665

Household Products — 1.4%
Central Garden & Pet Co.(a)	3,063	95,167
Central Garden & Pet Co., Class A, NVS(a)	13,667	401,263
Church & Dwight Co. Inc.	78,462	5,519,017
Clorox Co. (The)	39,809	6,112,274
Colgate-Palmolive Co.	268,550	18,486,982
Energizer Holdings Inc.	19,957	1,002,241
Kimberly-Clark Corp.	108,643	14,943,845
Oil-Dri Corp. of America	1,339	48,539
Procter & Gamble Co. (The)	789,367	98,591,938
Spectrum Brands Holdings Inc.	13,287	854,221
WD-40 Co.	4,576	888,385

		146,943,872

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	211,352	4,205,905
Atlantic Power Corp.(a)(b)	33,124	77,179
Clearway Energy Inc., Class A	9,746	186,343
Clearway Energy Inc., Class C	22,905	456,955
NRG Energy Inc.	80,381	3,195,145
Ormat Technologies Inc.	12,947	964,810
Pattern Energy Group Inc., Class A	28,589	764,899
Sunnova Energy International Inc.(a)	8,677	96,835
TerraForm Power Inc., Class A	25,076	385,920
Vistra Energy Corp.	134,993	3,103,489

		13,437,480

Industrial Conglomerates — 1.2%
3M Co.	178,643	31,516,198
Carlisle Companies Inc.	18,182	2,942,575
General Electric Co.	2,762,977	30,834,823
Honeywell International Inc.	229,620	40,642,740
Raven Industries Inc.	10,569	364,208
Roper Technologies Inc.	32,653	11,566,672

		117,867,216

Insurance — 2.6%
Aflac Inc.	231,791	12,261,744
Alleghany Corp.(a)	4,402	3,519,707
Allstate Corp. (The)	103,200	11,604,840
Ambac Financial Group Inc.(a)	15,252	328,986
American Equity Investment Life Holding Co.	27,480	822,476
American Financial Group Inc./OH	23,665	2,594,867
American International Group Inc.	278,275	14,283,856
American National Insurance Co.	2,098	246,893
AMERISAFE Inc.	5,221	344,743

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Aon PLC	74,692	$15,557,597
Arch Capital Group Ltd.(a)	121,076	5,192,950
Argo Group International Holdings Ltd.	9,695	637,446
Arthur J Gallagher & Co.	58,103	5,533,149
Assurant Inc.	19,727	2,585,815
Assured Guaranty Ltd.	30,724	1,506,090
Athene Holding Ltd., Class A(a)	46,668	2,194,796
Axis Capital Holdings Ltd.	26,072	1,549,720
Brighthouse Financial Inc.(a)	35,514	1,393,214
Brown & Brown Inc.	75,631	2,985,912
BRP Group Inc., Class A(a)(b)	6,421	103,057
Chubb Ltd.	143,868	22,394,493
Cincinnati Financial Corp.	48,555	5,105,558
Citizens Inc./TX(a)(b)	11,114	75,020
CNA Financial Corp.	9,486	425,068
CNO Financial Group Inc.	51,689	937,122
Crawford & Co., Class A, NVS	9,551	109,550
Donegal Group Inc., Class A	2,185	32,382
eHealth Inc.(a)(b)	7,350	706,188
Employers Holdings Inc.	10,234	427,270
Enstar Group Ltd.(a)	3,815	789,171
Erie Indemnity Co., Class A, NVS	7,710	1,279,860
Everest Re Group Ltd.	12,855	3,558,778
FBL Financial Group Inc., Class A	2,874	169,365
FedNat Holding Co.	3,271	54,397
Fidelity National Financial Inc.	83,538	3,788,448
First American Financial Corp.	34,122	1,989,995
Genworth Financial Inc., Class A(a)	158,970	699,468
Global Indemnity Ltd.	3,011	89,216
Globe Life Inc.	34,222	3,601,865
Goosehead Insurance Inc., Class A	3,360	142,464
Greenlight Capital Re Ltd., Class A(a)	8,224	83,145
Hallmark Financial Services Inc.(a)	4,188	73,583
Hanover Insurance Group Inc. (The)	12,820	1,752,109
Hartford Financial Services Group Inc. (The)	113,848	6,918,543
HCI Group Inc.	2,337	106,684
Health Insurance Innovations Inc., Class A(a)(b)	3,422	66,010
Heritage Insurance Holdings Inc.	6,836	90,577
Horace Mann Educators Corp.	11,325	494,450
Independence Holding Co.	2,260	95,101
Investors Title Co.	389	61,929
James River Group Holdings Ltd.	8,648	356,384
Kemper Corp.	19,455	1,507,763
Kinsale Capital Group Inc.(b)	6,199	630,190
Lincoln National Corp.	63,737	3,761,120
Loews Corp.	82,947	4,353,888
Markel Corp.(a)	4,363	4,987,651
Marsh & McLennan Companies Inc.	161,992	18,047,529
MBIA Inc.(a)	27,476	255,527
Mercury General Corp.	8,309	404,898
MetLife Inc.	248,253	12,653,455
National General Holdings Corp.	23,222	513,206
National Western Life Group Inc., Class A	723	210,306
NI Holdings Inc.(a)(b)	4,330	74,476
Old Republic International Corp.	88,190	1,972,810
Palomar Holdings Inc.(a)	4,563	230,386
Primerica Inc.	13,483	1,760,340
Principal Financial Group Inc.	88,158	4,848,690
ProAssurance Corp.	17,330	626,306
Progressive Corp. (The)	185,624	13,437,321

Security	Shares	Value

Insurance (continued)
ProSight Global Inc.(a)(b)	5,363	$86,505
Protective Insurance Corp., Class B	2,535	40,788
Prudential Financial Inc.	129,387	12,128,737
Reinsurance Group of America Inc.	19,816	3,231,197
RenaissanceRe Holdings Ltd.	13,703	2,686,062
RLI Corp.	12,508	1,125,970
Safety Insurance Group Inc.	4,525	418,698
Selective Insurance Group Inc.	18,162	1,183,981
State Auto Financial Corp.	4,394	136,302
Stewart Information Services Corp.	7,103	289,731
Third Point Reinsurance Ltd.(a)	22,919	241,108
Tiptree Inc.	12,960	105,494
Travelers Companies Inc. (The)	82,299	11,270,848
Trupanion Inc.(a)(b)	9,882	370,180
United Fire Group Inc.	6,929	303,005
United Insurance Holdings Corp.	4,429	55,850
Universal Insurance Holdings Inc.	10,481	293,363
Unum Group	64,968	1,894,467
Watford Holdings Ltd.(a)(b)	6,356	159,917
White Mountains Insurance Group Ltd.(b)	947	1,056,388
Willis Towers Watson PLC	40,993	8,278,126
WR Berkley Corp.	46,315	3,200,366

		260,554,996

Interactive Media & Services — 4.3%
Alphabet Inc., Class A(a)	95,616	128,067,114
Alphabet Inc., Class C, NVS(a)	95,756	128,027,687
Care.com Inc.(a)	8,408	126,372
Cargurus Inc.(a)	23,311	820,081
Cars.com Inc.(a)	21,980	268,596
DHI Group Inc.(a)(b)	23,719	71,394
Eventbrite Inc., Class A(a)	11,471	231,370
EverQuote Inc., Class A(a)	4,133	141,969
Facebook Inc., Class A(a)	763,190	156,644,747
IAC/InterActiveCorp.(a)	23,517	5,858,320
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	21,190	155,747
Match Group Inc.(a)(b)	17,460	1,433,641
Meet Group Inc. (The)(a)	30,649	153,551
QuinStreet Inc.(a)	14,528	222,424
Travelzoo(a)	417	4,462
TripAdvisor Inc.	32,436	985,406
TrueCar Inc.(a)	28,332	134,577
Twitter Inc.(a)	243,418	7,801,547
Yelp Inc.(a)	21,980	765,563
Zillow Group Inc., Class A(a)(b)	17,327	792,537
Zillow Group Inc., Class C, NVS(a)(b)	39,930	1,834,384

		434,541,489

Internet & Direct Marketing Retail — 2.9%
1-800-Flowers.com Inc., Class A(a)(b)	7,407	107,402
Amazon.com Inc.(a)	132,080	244,062,707
Booking Holdings Inc.(a)	13,338	27,392,651
Duluth Holdings Inc., Class B(a)(b)	2,244	23,629
eBay Inc.	245,784	8,875,260
Etsy Inc.(a)	37,891	1,678,571
Expedia Group Inc.	43,833	4,740,101
Groupon Inc.(a)(b)	136,515	326,271
Grubhub Inc.(a)(b)	29,443	1,432,108
Lands’ End Inc.(a)(b)	4,334	72,811
Leaf Group Ltd.(a)(b)	9,842	39,368
Liquidity Services Inc.(a)	6,734	40,135

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Overstock.com Inc.(a)(b)	9,167	$64,627
PetMed Express Inc.	5,685	133,711
Quotient Technology Inc.(a)	23,843	235,092
Qurate Retail Inc., Series A(a)	124,603	1,050,403
RealReal Inc. (The)(a)(b)	5,539	104,410
Rubicon Project Inc. (The)(a)	15,053	122,833
Shutterstock Inc.(a)	5,594	239,871
Stamps.com Inc.(a)	5,372	448,669
Stitch Fix Inc., Class A(a)(b)	13,176	338,096
Waitr Holdings Inc.(a)(b)	16,481	5,307
Wayfair Inc., Class A(a)(b)	20,140	1,820,052

		293,354,085

IT Services — 5.1%
Accenture PLC, Class A	203,531	42,857,523
Akamai Technologies Inc.(a)	50,872	4,394,323
Alliance Data Systems Corp.	12,832	1,439,750
Amdocs Ltd.	43,205	3,118,969
Automatic Data Processing Inc.	138,647	23,639,313
Black Knight Inc.(a)(b)	45,544	2,936,677
Booz Allen Hamilton Holding Corp.	43,144	3,068,833
Brightcove Inc.(a)	8,200	71,258
Broadridge Financial Solutions Inc.	36,099	4,459,670
CACI International Inc., Class A(a)	8,026	2,006,420
Cardtronics PLC, Class A(a)(b)	13,112	585,451
Cass Information Systems Inc.	4,043	233,443
Cognizant Technology Solutions Corp., Class A	175,533	10,886,557
Conduent Inc.(a)(b)	60,835	377,177
CoreLogic Inc.(a)	25,993	1,136,154
CSG Systems International Inc.	9,786	506,719
DXC Technology Co.	81,566	3,066,066
Endurance International Group Holdings Inc.(a)(b)	29,358	137,983
EPAM Systems Inc.(a)	16,537	3,508,490
Euronet Worldwide Inc.(a)	15,733	2,478,891
EVERTEC Inc.	18,940	644,718
Evo Payments Inc., Class A(a)	11,611	306,646
Exela Technologies Inc.(a)(b)	17,658	7,199
ExlService Holdings Inc.(a)	10,949	760,518
Fidelity National Information Services Inc.	194,722	27,083,883
Fiserv Inc.(a)	180,052	20,819,413
FleetCor Technologies Inc.(a)	27,325	7,861,949
Gartner Inc.(a)	27,600	4,253,160
Genpact Ltd.	59,562	2,511,730
Global Payments Inc.	94,861	17,317,824
GoDaddy Inc., Class A(a)	55,565	3,773,975
GTT Communications Inc.(a)(b)	13,205	149,877
Hackett Group Inc. (The)	7,240	116,854
I3 Verticals Inc., Class A(a)	4,262	120,401
Information Services Group Inc.(a)	9,379	23,729
International Business Machines Corp.	283,231	37,964,283
International Money Express Inc.(a)	6,492	78,164
Jack Henry & Associates Inc.	24,581	3,580,714
KBR Inc.	46,332	1,413,126
Leidos Holdings Inc.	43,012	4,210,445
Limelight Networks Inc.(a)	34,624	141,266
LiveRamp Holdings Inc.(a)	21,278	1,022,833
ManTech International Corp./VA, Class A	8,362	667,957
Mastercard Inc., Class A	283,142	84,543,370
MAXIMUS Inc.	20,832	1,549,692
MongoDB Inc.(a)(b)	13,327	1,753,966
NIC Inc.	22,915	512,150

Security	Shares	Value

IT Services (continued)
Okta Inc.(a)(b)	33,392	$3,852,435
Paychex Inc.	101,892	8,666,933
PayPal Holdings Inc.(a)	375,178	40,583,004
Paysign Inc.(a)(b)	9,348	94,882
Perficient Inc.(a)(b)	9,352	430,847
Perspecta Inc.	44,465	1,175,655
PRGX Global Inc.(a)	9,968	49,043
Sabre Corp.	86,271	1,935,921
Science Applications International Corp.	18,653	1,623,184
Square Inc., Class A(a)	109,675	6,861,268
Switch Inc., Class A(b)	18,529	274,600
Sykes Enterprises Inc.(a)	10,930	404,301
TTEC Holdings Inc.	5,461	216,365
Tucows Inc., Class A(a)(b)	2,756	170,266
Twilio Inc., Class A(a)(b)	39,133	3,845,991
Unisys Corp.(a)(b)	15,734	186,605
VeriSign Inc.(a)	33,220	6,400,830
Verra Mobility Corp.(a)(b)	37,380	522,946
Virtusa Corp.(a)	9,083	411,732
Visa Inc., Class A	547,186	102,816,249
Western Union Co. (The)	134,973	3,614,577
WEX Inc.(a)	13,584	2,845,305

		521,082,448

Leisure Products — 0.1%
Acushnet Holdings Corp.	11,040	358,800
American Outdoor Brands Corp.(a)	17,594	163,272
Brunswick Corp./DE	27,453	1,646,631
Callaway Golf Co.	27,736	588,003
Clarus Corp.	53	719
Escalade Inc.	2,899	28,497
Hasbro Inc.	40,563	4,283,859
Johnson Outdoors Inc., Class A	1,766	135,452
Malibu Boats Inc., Class A(a)	7,555	309,377
Marine Products Corp.	1,471	21,182
MasterCraft Boat Holdings Inc.(a)	6,192	97,524
Mattel Inc.(a)(b)	106,705	1,445,853
Polaris Inc.	18,249	1,855,923
Sturm Ruger & Co. Inc.	4,924	231,576
Vista Outdoor Inc.(a)(b)	18,550	138,754
YETI Holdings Inc.(a)(b)	12,819	445,845

		11,751,267

Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics Inc.(a)(b)	6,473	109,394
Adaptive Biotechnologies Corp.(a)(b)	5,232	156,541
Agilent Technologies Inc.	98,846	8,432,552
Avantor Inc.(a)	100,257	1,819,665
Bio-Rad Laboratories Inc., Class A(a)(b)	6,841	2,531,375
Bio-Techne Corp.	12,012	2,636,754
Bruker Corp.	33,016	1,682,826
Charles River Laboratories International Inc.(a)	15,641	2,389,319
ChromaDex Corp.(a)(b)	21,957	94,635
Codexis Inc.(a)(b)	15,731	251,539
Fluidigm Corp.(a)	21,719	75,582
Illumina Inc.(a)	46,825	15,533,726
IQVIA Holdings Inc.(a)	56,342	8,705,402
Luminex Corp.	11,496	266,247
Medpace Holdings Inc.(a)	8,671	728,884
Mettler-Toledo International Inc.(a)	7,657	6,074,145
NanoString Technologies Inc.(a)	9,439	262,593

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
NeoGenomics Inc.(a)(b)	30,198	$883,292
Pacific Biosciences of California Inc.(a)	40,247	206,870
PerkinElmer Inc.(b)	34,674	3,366,845
PRA Health Sciences Inc.(a)(b)	19,753	2,195,546
QIAGEN NV(a)(b)	69,320	2,343,016
Quanterix Corp.(a)(b)	2,987	70,583
Repligen Corp.(a)	16,394	1,516,445
Syneos Health Inc.(a)	19,183	1,140,909
Thermo Fisher Scientific Inc.	127,321	41,362,773
Waters Corp.(a)	20,368	4,758,983

		109,596,441

Machinery — 1.9%
Actuant Corp., Class A	18,563	483,195
AGCO Corp.	20,175	1,558,519
Alamo Group Inc.	2,871	360,454
Albany International Corp., Class A	9,412	714,559
Allison Transmission Holdings Inc.	35,841	1,731,837
Altra Industrial Motion Corp.	21,202	767,724
Astec Industries Inc.	7,093	297,906
Barnes Group Inc.	14,528	900,155
Blue Bird Corp.(a)	5,187	118,886
Briggs & Stratton Corp.	14,040	93,506
Caterpillar Inc.	171,145	25,274,694
Chart Industries Inc.(a)	11,386	768,441
CIRCOR International Inc.(a)	5,169	239,015
Colfax Corp.(a)	30,630	1,114,319
Columbus McKinnon Corp./NY	7,729	309,392
Commercial Vehicle Group Inc.(a)(b)	10,044	63,779
Crane Co.	16,383	1,415,164
Cummins Inc.	47,720	8,539,971
Deere & Co.	100,415	17,397,903
Donaldson Co. Inc.	40,715	2,345,998
Douglas Dynamics Inc.	6,426	353,430
Dover Corp.	46,325	5,339,419
Eastern Co. (The)	2,670	81,515
Energy Recovery Inc.(a)(b)	10,397	101,787
EnPro Industries Inc.	6,095	407,634
ESCO Technologies Inc.	7,737	715,673
Evoqua Water Technologies Corp.(a)	23,411	443,638
Federal Signal Corp.	20,246	652,934
Flowserve Corp.	41,754	2,078,097
Fortive Corp.	94,535	7,221,529
Franklin Electric Co. Inc.	15,408	883,187
Gardner Denver Holdings Inc.(a)(b)	42,194	1,547,676
Gates Industrial Corp. PLC(a)(b)	13,867	190,810
Gencor Industries Inc.(a)	2,314	27,004
Gorman-Rupp Co. (The)	5,543	207,863
Graco Inc.	51,933	2,700,516
Graham Corp.	3,035	66,406
Greenbrier Companies Inc. (The)	9,805	317,976
Helios Technologies Inc.	9,577	442,745
Hillenbrand Inc.	24,066	801,638
Hurco Companies Inc.	1,899	72,846
Hyster-Yale Materials Handling Inc.	2,944	173,578
IDEX Corp.	24,165	4,156,380
Illinois Tool Works Inc.	102,189	18,356,210
Ingersoll-Rand PLC	76,932	10,225,801
ITT Inc.	27,363	2,022,399
John Bean Technologies Corp.	10,059	1,133,247
Kadant Inc.	3,306	348,254

Security	Shares	Value

Machinery (continued)
Kennametal Inc.	25,972	$958,107
LB Foster Co., Class A(a)	4,126	79,962
Lincoln Electric Holdings Inc.	18,526	1,792,020
Lindsay Corp.	3,582	343,836
Luxfer Holdings PLC	8,544	158,149
Lydall Inc.(a)	4,987	102,333
Manitowoc Co. Inc. (The)(a)	10,816	189,280
Meritor Inc.(a)(b)	24,596	644,169
Middleby Corp. (The)(a)(b)	17,694	1,937,847
Miller Industries Inc./TN	3,137	116,477
Mueller Industries Inc.	18,167	576,802
Mueller Water Products Inc., Class A	53,489	640,798
Navistar International Corp.(a)(b)	16,120	466,513
NN Inc.	16,789	155,298
Nordson Corp.	18,161	2,957,337
Omega Flex Inc.	846	90,767
Oshkosh Corp.	22,096	2,091,386
PACCAR Inc.	108,369	8,571,988
Parker-Hannifin Corp.	40,849	8,407,541
Park-Ohio Holdings Corp.	2,478	83,385
Pentair PLC	54,065	2,479,962
Proto Labs Inc.(a)(b)	8,406	853,629
RBC Bearings Inc.(a)(b)	7,882	1,248,036
REV Group Inc.	10,986	134,359
Rexnord Corp.(a)	35,109	1,145,256
Snap-on Inc.	17,668	2,992,959
Spartan Motors Inc.	9,973	180,312
SPX Corp.(a)	14,350	730,128
SPX FLOW Inc.(a)	13,615	665,365
Standex International Corp.	3,577	283,835
Stanley Black & Decker Inc.	48,041	7,962,315
Tennant Co.	5,421	422,404
Terex Corp.	21,147	629,758
Timken Co. (The)	21,164	1,191,745
Titan International Inc.	13,417	48,570
Toro Co. (The)	34,247	2,728,458
TriMas Corp.(a)	15,771	495,367
Trinity Industries Inc.	33,627	744,838
Twin Disc Inc.(a)	2,618	28,850
Wabash National Corp.	19,728	289,804
WABCO Holdings Inc.(a)	16,053	2,175,182
Watts Water Technologies Inc., Class A	8,339	831,899
Welbilt Inc.(a)(b)	43,790	683,562
Westinghouse Air Brake Technologies Corp.	56,866	4,424,175
Woodward Inc.	17,162	2,032,667
Xylem Inc./NY	56,444	4,447,223

		195,780,262

Marine — 0.0%
Costamare Inc.	21,193	201,969
Eagle Bulk Shipping Inc.(a)(b)	17,781	81,793
Genco Shipping & Trading Ltd.	4,626	49,128
Kirby Corp.(a)(b)	18,366	1,644,308
Matson Inc.	14,078	574,382
Safe Bulkers Inc.(a)	28,408	48,294
Scorpio Bulkers Inc.	20,964	133,541

		2,733,415

Media — 1.5%
Altice USA Inc., Class A(a)	99,870	2,730,446
AMC Networks Inc., Class A(a)	13,563	535,739

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Boston Omaha Corp., Class A(a)	4,131	$86,916
Cable One Inc.	1,419	2,112,139
Cardlytics Inc.(a)(b)	5,301	333,221
Central European Media Enterprises Ltd., Class A(a)	21,996	99,642
Charter Communications Inc., Class A(a)(b)	48,997	23,767,465
Clear Channel Outdoor Holdings Inc.(a)	11,918	34,085
Comcast Corp., Class A	1,438,283	64,679,587
comScore Inc.(a)(b)	16,485	81,436
Cumulus Media Inc., Class A(a)	5,346	93,929
Daily Journal Corp.(a)(b)	220	63,892
Discovery Inc., Class A(a)(b)	48,653	1,592,899
Discovery Inc., Class C, NVS(a)	107,616	3,281,212
DISH Network Corp., Class A(a)(b)	82,814	2,937,413
Emerald Expositions Events Inc.	10,988	115,923
Entercom Communications Corp., Class A	38,920	180,589
Entravision Communications Corp., Class A	23,610	61,858
EW Scripps Co. (The), Class A, NVS	16,080	252,617
Fluent Inc.(a)	4,541	11,353
Fox Corp., Class A, NVS	112,879	4,184,425
Fox Corp., Class B(a)	50,675	1,844,570
Gannett Co. Inc.	36,076	230,165
Gray Television Inc.(a)(b)	31,058	665,884
Hemisphere Media Group Inc.(a)	8,651	128,467
Interpublic Group of Companies Inc. (The)	122,474	2,829,149
John Wiley & Sons Inc., Class A	14,413	699,319
Liberty Broadband Corp., Class A(a)	8,218	1,023,634
Liberty Broadband Corp., Class C, NVS(a)	34,000	4,275,500
Liberty Latin America Ltd., Class A(a)	13,510	260,743
Liberty Latin America Ltd., Class C, NVS(a)(b)	35,240	685,770
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	27,582	1,333,314
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	49,253	2,371,039
Loral Space & Communications Inc.(a)	3,667	118,517
MDC Partners Inc., Class A(a)	13,903	38,650
Meredith Corp.	12,938	420,097
MSG Networks Inc., Class A(a)(b)	17,590	306,066
National CineMedia Inc.	20,771	151,421
New York Times Co. (The), Class A	51,155	1,645,656
News Corp., Class A, NVS	119,181	1,685,219
News Corp., Class B	36,929	535,840
Nexstar Media Group Inc., Class A	14,412	1,689,807
Omnicom Group Inc.	68,708	5,566,722
Saga Communications Inc., Class A	1,321	40,158
Scholastic Corp., NVS	8,213	315,790
Sinclair Broadcast Group Inc., Class A	20,620	687,471
Sirius XM Holdings Inc.(b)	432,693	3,093,755
TechTarget Inc.(a)	8,827	230,385
TEGNA Inc.	66,253	1,105,763
Tribune Publishing Co.	6,377	83,921
ViacomCBS Inc., Class A	1,744	78,253
ViacomCBS Inc., Class B, NVS	172,154	7,225,303
WideOpenWest Inc.(a)	6,500	48,230

		148,651,364

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	94,686	311,517
Alcoa Corp.(a)(b)	58,675	1,262,099
Allegheny Technologies Inc.(a)(b)	38,579	797,042
Carpenter Technology Corp.	15,766	784,831
Century Aluminum Co.(a)(b)	15,017	112,853
Cleveland-Cliffs Inc.(b)	83,720	703,248

Security	Shares	Value

Metals & Mining (continued)
Coeur Mining Inc.(a)	71,451	$577,324
Commercial Metals Co.	37,258	829,736
Compass Minerals International Inc.	10,598	646,054
Ferroglobe PLC(c)	15,827	0	(e)
Freeport-McMoRan Inc.	459,158	6,024,153
Gold Resource Corp.(b)	15,045	83,349
Haynes International Inc.	3,462	123,870
Hecla Mining Co.	150,722	510,948
Kaiser Aluminum Corp.	5,145	570,529
Materion Corp.	5,802	344,929
Newmont Goldcorp Corp.	261,231	11,350,487
NovaGold Resources Inc.(a)(b)	72,711	651,491
Nucor Corp.	96,759	5,445,596
Olympic Steel Inc.	2,497	44,746
Ramaco Resources Inc.(a)	1,846	6,609
Reliance Steel & Aluminum Co.	21,062	2,522,385
Royal Gold Inc.	21,036	2,571,651
Ryerson Holding Corp.(a)	3,183	37,655
Schnitzer Steel Industries Inc., Class A	7,358	159,521
Southern Copper Corp.	25,419	1,079,799
Steel Dynamics Inc.	65,870	2,242,215
SunCoke Energy Inc.	30,938	192,744
Synalloy Corp.	4,301	55,526
TimkenSteel Corp.(a)(b)	11,801	92,756
U.S. Steel Corp.(b)	58,321	665,443
Warrior Met Coal Inc.	17,377	367,176
Worthington Industries Inc.	13,212	557,282

		41,725,564

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	13,288	204,901
AGNC Investment Corp.	175,583	3,104,307
Annaly Capital Management Inc.	464,074	4,371,577
Anworth Mortgage Asset Corp.	23,221	81,738
Apollo Commercial Real Estate Finance Inc.	48,319	883,755
Ares Commercial Real Estate Corp.	8,615	136,462
Arlington Asset Investment Corp., Class A	6,034	33,609
ARMOUR Residential REIT Inc.	17,551	313,636
Blackstone Mortgage Trust Inc., Class A	39,648	1,475,699
Capstead Mortgage Corp.	27,311	216,303
Cherry Hill Mortgage Investment Corp.	4,196	61,220
Chimera Investment Corp.	59,268	1,218,550
Colony Credit Real Estate Inc.	27,614	363,400
Dynex Capital Inc.	5,319	90,104
Ellington Financial Inc.	8,471	155,273
Exantas Capital Corp.	8,987	106,136
Granite Point Mortgage Trust Inc.	19,045	350,047
Great Ajax Corp.	7,097	105,107
Invesco Mortgage Capital Inc.	46,651	776,739
KKR Real Estate Finance Trust Inc.	7,738	158,010
Ladder Capital Corp.	32,865	592,885
MFA Financial Inc.	139,022	1,063,518
New Residential Investment Corp.	132,488	2,134,382
New York Mortgage Trust Inc.	75,165	468,278
Orchid Island Capital Inc.	21,289	124,541
PennyMac Mortgage Investment Trust(d)	28,429	633,682
Ready Capital Corp.	11,275	173,860
Redwood Trust Inc.	36,721	607,365
Starwood Property Trust Inc.	88,157	2,191,583
TPG RE Finance Trust Inc.	17,459	353,894
Two Harbors Investment Corp.	85,713	1,253,124

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Western Asset Mortgage Capital Corp.	13,129	$135,623

		23,939,308

Multi-Utilities — 0.9%
Ameren Corp.	77,491	5,951,309
Avista Corp.	20,997	1,009,746
Black Hills Corp.	18,961	1,489,197
CenterPoint Energy Inc.	160,374	4,373,399
CMS Energy Corp.	89,926	5,650,950
Consolidated Edison Inc.	106,118	9,600,495
Dominion Energy Inc.	262,397	21,731,719
DTE Energy Co.	59,093	7,674,408
MDU Resources Group Inc.	61,815	1,836,524
NiSource Inc.	117,697	3,276,684
NorthWestern Corp.	16,170	1,158,904
Public Service Enterprise Group Inc.	161,324	9,526,182
Sempra Energy	89,989	13,631,534
Unitil Corp.	4,061	251,051
WEC Energy Group Inc.	100,236	9,244,766

		96,406,868

Multiline Retail — 0.5%
Big Lots Inc.	12,658	363,538
Dillard’s Inc., Class A(b)	3,978	292,303
Dollar General Corp.	82,670	12,894,867
Dollar Tree Inc.(a)	75,177	7,070,397
JC Penney Co. Inc.(a)(b)	98,409	110,218
Kohl’s Corp.	51,333	2,615,416
Macy’s Inc.	96,492	1,640,364
Nordstrom Inc.	34,152	1,397,841
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	16,629	1,086,040
Target Corp.	159,242	20,416,417

		47,887,401

Oil, Gas & Consumable Fuels — 3.6%
Abraxas Petroleum Corp.(a)(b)	49,778	17,477
Altus Midstream Co., Class A(a)	24,607	70,376
Amplify Energy Corp.	5,643	37,300
Antero Midstream Corp.	86,206	654,304
Antero Resources Corp.(a)(b)	75,308	214,628
Apache Corp.	121,193	3,101,329
Arch Coal Inc., Class A	5,734	411,357
Ardmore Shipping Corp.(a)	16,249	147,053
Berry Petroleum Corp.	17,479	164,827
Bonanza Creek Energy Inc.(a)	6,384	149,003
Brigham Minerals Inc., Class A	5,049	108,251
Cabot Oil & Gas Corp.	129,541	2,255,309
California Resources Corp.(a)(b)	14,285	128,994
Callon Petroleum Co.(a)(b)	121,621	587,429
Centennial Resource Development Inc./DE, Class A(a)(b)	56,984	263,266
Cheniere Energy Inc.(a)	73,641	4,497,256
Chesapeake Energy Corp.(a)(b)	411,707	339,905
Chevron Corp.	608,800	73,366,488
Cimarex Energy Co.	32,727	1,717,840
Clean Energy Fuels Corp.(a)(b)	51,034	119,420
CNX Resources Corp.(a)	65,051	575,701
Concho Resources Inc.	62,858	5,504,475
ConocoPhillips	350,678	22,804,590
CONSOL Energy Inc.(a)(b)	8,936	129,661
Continental Resources Inc./OK(b)	27,606	946,886
Contura Energy Inc.(a)(b)	5,959	53,929

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy Inc.	9,288	$375,514
Delek U.S. Holdings Inc.	22,910	768,172
Denbury Resources Inc.(a)	139,775	197,083
Devon Energy Corp.	122,116	3,171,353
DHT Holdings Inc.	31,746	262,857
Diamond S Shipping Inc.(a)	7,878	131,878
Diamondback Energy Inc.	51,938	4,822,963
Dorian LPG Ltd.(a)	8,114	125,605
Earthstone Energy Inc., Class A(a)(b)	7,904	50,032
Energy Fuels Inc./Canada(a)(b)	31,485	60,136
EOG Resources Inc.	184,866	15,484,376
EQT Corp.	82,585	900,176
Equitrans Midstream Corp.	66,047	882,388
Evolution Petroleum Corp.	4,467	24,434
Extraction Oil & Gas Inc.(a)(b)	37,013	78,468
Exxon Mobil Corp.	1,351,844	94,331,674
Falcon Minerals Corp.	12,123	85,588
GasLog Ltd.	12,534	122,708
Golar LNG Ltd.	29,183	414,982
Goodrich Petroleum Corp.(a)	6,694	67,208
Green Plains Inc.	11,013	169,931
Gulfport Energy Corp.(a)(b)	57,287	174,152
Hallador Energy Co.	11,106	32,985
Hess Corp.	86,367	5,770,179
HighPoint Resources Corp.(a)(b)	37,620	63,578
HollyFrontier Corp.	48,523	2,460,601
International Seaways Inc.(a)	8,995	267,691
Jagged Peak Energy Inc.(a)(b)	17,585	149,297
Kinder Morgan Inc./DE	621,425	13,155,567
Kosmos Energy Ltd.	114,273	651,356
Laredo Petroleum Inc.(a)(b)	53,145	152,526
Magnolia Oil & Gas Corp., Class A(a)(b)	31,751	399,428
Marathon Oil Corp.	254,014	3,449,510
Marathon Petroleum Corp.	205,379	12,374,085
Matador Resources Co.(a)	32,932	591,788
Montage Resources Corp.(a)(b)	2,641	20,970
Murphy Oil Corp.	48,069	1,288,249
NACCO Industries Inc., Class A	1,452	67,997
Noble Energy Inc.	150,747	3,744,555
Nordic American Tankers Ltd.	44,210	217,513
Northern Oil and Gas Inc.(a)	109,215	255,563
Oasis Petroleum Inc.(a)(b)	100,320	327,043
Occidental Petroleum Corp.	285,847	11,779,755
ONEOK Inc.	130,486	9,873,876
Overseas Shipholding Group Inc., Class A(a)(b)	9,865	22,689
Panhandle Oil and Gas Inc., Class A	4,060	45,513
Par Pacific Holdings Inc.(a)	13,239	307,674
Parsley Energy Inc., Class A	83,970	1,587,873
PBF Energy Inc., Class A	36,880	1,156,926
PDC Energy Inc.(a)	20,225	529,288
Peabody Energy Corp.	25,022	228,201
Penn Virginia Corp.(a)	4,364	132,447
PetroCorp Inc. Escrow(a)(c)	1,248	0	(e)
Phillips 66	143,013	15,933,078
Pioneer Natural Resources Co.	52,527	7,951,012
QEP Resources Inc.	72,316	325,422
Range Resources Corp.(b)	64,962	315,066
Renewable Energy Group Inc.(a)(b)	11,880	320,166
REX American Resources Corp.(a)(b)	1,858	152,282
Ring Energy Inc.(a)(b)	14,931	39,418

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Rosehill Resources Inc.(a)	9,076	$11,617
SandRidge Energy Inc.(a)	10,681	45,287
Scorpio Tankers Inc.(b)	12,778	502,687
SFL Corp. Ltd.	25,797	375,088
SilverBow Resources Inc.(a)	2,964	29,344
SM Energy Co.	34,960	392,950
Southwestern Energy Co.(a)(b)	185,910	449,902
SRC Energy Inc.(a)	76,157	313,767
Talos Energy Inc.(a)(b)	5,971	180,026
Targa Resources Corp.	73,804	3,013,417
Teekay Corp.	23,324	124,084
Teekay Tankers Ltd., Class A(a)	10,630	254,801
Tellurian Inc.(a)(b)	28,324	206,199
Unit Corp.(a)(b)	16,702	11,618
Uranium Energy Corp.(a)(b)	56,758	52,172
Valero Energy Corp.	130,853	12,254,383
W&T Offshore Inc.(a)(b)	28,734	159,761
Whiting Petroleum Corp.(a)(b)	27,587	202,489
Williams Companies Inc. (The)	387,887	9,200,680
World Fuel Services Corp.	20,810	903,570
WPX Energy Inc.(a)	133,489	1,834,139

		367,727,880

Paper & Forest Products — 0.0%
Boise Cascade Co.	11,262	411,401
Clearwater Paper Corp.(a)	5,318	113,592
Domtar Corp.	19,066	729,084
Louisiana-Pacific Corp.	39,013	1,157,515
Neenah Inc.	5,423	381,942
PH Glatfelter Co.	12,236	223,919
Schweitzer-Mauduit International Inc.	8,926	374,803
Verso Corp., Class A(a)(b)	10,638	191,803

		3,584,059

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)(b)	12,558	267,360
Coty Inc., Class A	91,172	1,025,685
Edgewell Personal Care Co.(a)	17,708	548,240
elf Beauty Inc.(a)	6,333	102,151
Estee Lauder Companies Inc. (The), Class A	69,557	14,366,303
Herbalife Nutrition Ltd.(a)(b)	31,559	1,504,417
Inter Parfums Inc.	5,930	431,170
Lifevantage Corp.(a)	7,689	120,025
Medifast Inc.	3,687	404,021
Nature’s Sunshine Products Inc.(a)	3,378	30,166
Nu Skin Enterprises Inc., Class A	17,109	701,127
Revlon Inc., Class A(a)(b)	3,323	71,179
USANA Health Sciences Inc.(a)	4,256	334,309

		19,906,153

Pharmaceuticals — 4.1%
AcelRx Pharmaceuticals Inc.(a)(b)	36,703	77,443
Aclaris Therapeutics Inc.(a)(b)	7,196	13,600
Aerie Pharmaceuticals Inc.(a)(b)	14,165	342,368
Akorn Inc.(a)	27,894	41,841
Allergan PLC	104,740	20,023,146
Amneal Pharmaceuticals Inc.(a)	26,900	129,658
Amphastar Pharmaceuticals Inc.(a)(b)	12,213	235,589
ANI Pharmaceuticals Inc.(a)	3,177	195,926
Arvinas Holding Co. LLC(a)	7,306	300,204
Assertio Therapeutics Inc.(a)	16,984	21,230
Axsome Therapeutics Inc.(a)	7,650	790,704

Security	Shares	Value

Pharmaceuticals (continued)
BioDelivery Sciences International Inc.(a)	25,612	$161,868
Bristol-Myers Squibb Co.	746,714	47,931,572
Cara Therapeutics Inc.(a)(b)	10,776	173,601
Catalent Inc.(a)(b)	46,477	2,616,655
Chiasma Inc.(a)(b)	12,098	60,006
Collegium Pharmaceutical Inc.(a)	11,036	227,121
Corcept Therapeutics Inc.(a)(b)	32,979	399,046
CorMedix Inc.(a)(b)	11,922	86,792
Cymabay Therapeutics Inc.(a)	18,244	35,758
Dermira Inc.(a)(b)	12,482	189,227
Elanco Animal Health Inc.(a)	118,087	3,477,662
Eli Lilly & Co.	271,619	35,698,885
Eloxx Pharmaceuticals Inc.(a)	6,669	49,084
Endo International PLC(a)	72,646	340,710
Evolus Inc.(a)(b)	2,592	31,545
Horizon Therapeutics PLC(a)(b)	59,924	2,169,249
Innoviva Inc.(a)(b)	22,530	319,025
Intersect ENT Inc.(a)(b)	9,331	232,342
Intra-Cellular Therapies Inc.(a)	14,539	498,833
Jazz Pharmaceuticals PLC(a)	17,493	2,611,355
Johnson & Johnson	848,338	123,747,064
Kala Pharmaceuticals Inc.(a)(b)	3,047	11,243
Lannett Co. Inc.(a)(b)	7,401	65,277
Liquidia Technologies Inc.(a)	4,761	20,353
Mallinckrodt PLC(a)(b)	25,570	89,239
Marinus Pharmaceuticals Inc.(a)	12,965	28,004
Menlo Therapeutics Inc.(a)(b)	2,818	13,076
Merck & Co. Inc.	813,449	73,983,187
Mylan NV(a)	162,820	3,272,682
MyoKardia Inc.(a)	13,954	1,017,037
Nektar Therapeutics(a)(b)	53,014	1,144,307
NGM Biopharmaceuticals Inc.(a)	7,708	142,521
Ocular Therapeutix Inc.(a)(b)	5,120	20,224
Odonate Therapeutics Inc.(a)	3,508	113,835
Omeros Corp.(a)(b)	16,034	225,919
Optinose Inc.(a)	4,954	45,676
Pacira BioSciences Inc.(a)(b)	12,173	551,437
Paratek Pharmaceuticals Inc.(a)	8,041	32,405
Perrigo Co. PLC	39,957	2,064,179
Pfizer Inc.	1,776,662	69,609,617
Phathom Pharmaceuticals Inc.(a)(b)	5,376	167,409
Phibro Animal Health Corp., Class A	6,124	152,059
Prestige Consumer Healthcare Inc.(a)	16,029	649,174
Reata Pharmaceuticals Inc., Class A(a)	6,863	1,403,003
Recro Pharma Inc.(a)(b)	4,209	77,151
Revance Therapeutics Inc.(a)	11,125	180,559
SIGA Technologies Inc.(a)(b)	16,090	76,749
Supernus Pharmaceuticals Inc.(a)(b)	15,342	363,912
TherapeuticsMD Inc.(a)(b)	62,263	150,676
Theravance Biopharma Inc.(a)(b)	12,358	319,949
Tricida Inc.(a)(b)	7,209	272,068
Verrica Pharmaceuticals Inc.(a)	5,668	90,065
WaVe Life Sciences Ltd.(a)(b)	6,621	53,067
Xeris Pharmaceuticals Inc.(a)	11,943	84,198
Zoetis Inc.	152,975	20,246,241
Zogenix Inc.(a)	12,793	666,899
Zynerba Pharmaceuticals Inc.(a)(b)	7,353	44,412

		420,676,918

Professional Services — 0.5%
Acacia Research Corp.(a)	13,218	35,160

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ASGN Inc.(a)	15,585	$1,106,067
Barrett Business Services Inc.	2,061	186,438
BG Staffing Inc.	4,332	94,827
CBIZ Inc.(a)	15,962	430,336
CoStar Group Inc.(a)	11,434	6,840,962
CRA International Inc.	3,110	169,402
Equifax Inc.	38,180	5,349,782
Exponent Inc.	15,735	1,085,872
Forrester Research Inc.	4,271	178,101
Franklin Covey Co.(a)	3,923	126,438
FTI Consulting Inc.(a)	11,467	1,268,938
GP Strategies Corp.(a)	3,145	41,608
Heidrick & Struggles International Inc.	5,255	170,788
Huron Consulting Group Inc.(a)	6,744	463,448
ICF International Inc.	5,655	518,111
IHS Markit Ltd.(a)	126,539	9,534,714
InnerWorkings Inc.(a)(b)	12,814	70,605
Insperity Inc.	12,404	1,067,240
Kelly Services Inc., Class A, NVS	11,843	267,415
Kforce Inc.	5,861	232,682
Korn Ferry(b)	18,665	791,396
ManpowerGroup Inc.	19,425	1,886,167
Mistras Group Inc.(a)	4,475	63,858
Nielsen Holdings PLC	112,712	2,288,054
Resources Connection Inc.	7,611	124,288
Robert Half International Inc.	36,226	2,287,672
TransUnion	59,128	5,061,948
TriNet Group Inc.(a)	13,661	773,349
TrueBlue Inc.(a)	11,747	282,633
Upwork Inc.(a)(b)	17,250	184,057
Verisk Analytics Inc.	50,692	7,570,343
Willdan Group Inc.(a)(b)	2,675	85,012

		50,637,711

Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(a)(b)	4,231	81,785
CBRE Group Inc., Class A(a)	105,845	6,487,240
Consolidated-Tomoka Land Co.	1,164	70,213
Cushman & Wakefield PLC(a)	37,286	762,126
eXp World Holdings Inc.(a)(b)	9,167	103,862
Forestar Group Inc.(a)	5,154	107,461
FRP Holdings Inc.(a)	1,852	92,248
Griffin Industrial Realty Inc.	193	7,633
Howard Hughes Corp. (The)(a)(b)	12,829	1,626,717
Jones Lang LaSalle Inc.	16,197	2,819,736
Kennedy-Wilson Holdings Inc.	37,198	829,515
Marcus & Millichap Inc.(a)	6,555	244,174
Maui Land & Pineapple Co. Inc.(a)(b)	3,873	43,571
Newmark Group Inc., Class A	43,998	591,993
Rafael Holdings Inc., Class B(a)(b)	3,456	61,655
RE/MAX Holdings Inc., Class A	5,226	201,149
Realogy Holdings Corp.	36,970	357,870
Redfin Corp.(a)	27,238	575,811
RMR Group Inc. (The), Class A	4,777	218,022
St. Joe Co. (The)(a)(b)	9,853	195,385
Stratus Properties Inc.(a)	1,899	58,831
Tejon Ranch Co.(a)	9,743	155,693

		15,692,690

Road & Rail — 1.0%
AMERCO	2,791	1,048,914

Security	Shares	Value

Road & Rail (continued)
ArcBest Corp.	7,287	$201,121
Avis Budget Group Inc.(a)	18,587	599,245
Covenant Transportation Group Inc., Class A(a)	3,148	40,688
CSX Corp.	238,085	17,227,831
Daseke Inc.(a)(b)	7,564	23,902
Heartland Express Inc.	13,976	294,195
Hertz Global Holdings Inc.(a)	31,950	503,212
JB Hunt Transport Services Inc.	27,312	3,189,495
Kansas City Southern	32,016	4,903,571
Knight-Swift Transportation Holdings Inc.(b)	38,880	1,393,459
Landstar System Inc.	12,678	1,443,644
Lyft Inc., Class A(a)(b)	60,459	2,600,946
Marten Transport Ltd.	10,991	236,197
Norfolk Southern Corp.	83,237	16,158,799
Old Dominion Freight Line Inc.	20,539	3,897,891
Ryder System Inc.	17,264	937,608
Saia Inc.(a)(b)	8,365	778,949
Schneider National Inc., Class B	17,354	378,664
U.S. Xpress Enterprises Inc., Class A(a)	6,541	32,901
Uber Technologies Inc.(a)	301,556	8,968,275
Union Pacific Corp.	221,766	40,093,075
Universal Logistics Holdings Inc.	1,450	27,492
Werner Enterprises Inc.	15,520	564,773
YRC Worldwide Inc.(a)(b)	8,280	21,114

		105,565,961

Semiconductors & Semiconductor Equipment — 4.0%
Adesto Technologies Corp.(a)(b)	9,851	83,733
Advanced Energy Industries Inc.(a)(b)	12,616	898,259
Advanced Micro Devices Inc.(a)(b)	329,044	15,089,958
Alpha & Omega Semiconductor Ltd.(a)	5,083	69,230
Ambarella Inc.(a)	10,138	613,957
Amkor Technology Inc.(a)	34,116	443,508
Analog Devices Inc.	117,577	13,972,851
Applied Materials Inc.	294,381	17,969,016
Axcelis Technologies Inc.(a)	12,404	298,874
AXT Inc.(a)(b)	11,782	51,252
Broadcom Inc.	123,340	38,977,907
Brooks Automation Inc.	22,384	939,233
Cabot Microelectronics Corp.	9,450	1,363,824
CEVA Inc.(a)	6,617	178,394
Cirrus Logic Inc.(a)	18,042	1,486,841
Cohu Inc.	13,010	297,278
Cree Inc.(a)(b)	33,679	1,554,286
Cypress Semiconductor Corp.	115,741	2,700,238
Diodes Inc.(a)(b)	12,905	727,455
DSP Group Inc.(a)	6,848	107,787
Enphase Energy Inc.(a)(b)	29,520	771,358
Entegris Inc.	42,679	2,137,791
First Solar Inc.(a)(b)	26,670	1,492,453
FormFactor Inc.(a)	23,915	621,073
Ichor Holdings Ltd.(a)	8,597	286,022
Impinj Inc.(a)(b)	5,509	142,463
Inphi Corp.(a)	14,783	1,094,238
Intel Corp.	1,390,343	83,212,029
KLA Corp.	50,810	9,052,818
Lam Research Corp.	46,025	13,457,710
Lattice Semiconductor Corp.(a)(b)	40,560	776,318
MACOM Technology Solutions Holdings Inc.(a)(b)	12,845	341,677
Marvell Technology Group Ltd.(b)	211,518	5,617,918
Maxim Integrated Products Inc.	85,814	5,278,419

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MaxLinear Inc.(a)	21,959	$465,970
Microchip Technology Inc.	73,689	7,716,712
Micron Technology Inc.(a)	352,119	18,936,960
MKS Instruments Inc.	17,013	1,871,600
Monolithic Power Systems Inc.	13,456	2,395,437
NeoPhotonics Corp.(a)(b)	7,950	70,119
NVE Corp.	1,296	92,534
NVIDIA Corp.	186,320	43,841,096
ON Semiconductor Corp.(a)(b)	130,309	3,176,933
Onto Innovation Inc.(a)(b)	14,331	523,655
PDF Solutions Inc.(a)(b)	7,283	123,010
Photronics Inc.(a)	17,685	278,716
Power Integrations Inc.(b)	9,194	909,379
Qorvo Inc.(a)	37,271	4,332,008
QUALCOMM Inc.	364,801	32,186,392
Rambus Inc.(a)	32,030	441,213
Semtech Corp.(a)	21,140	1,118,306
Silicon Laboratories Inc.(a)	13,326	1,545,549
Skyworks Solutions Inc.	55,009	6,649,488
SMART Global Holdings Inc.(a)	2,940	111,544
SunPower Corp.(a)	23,194	180,913
Synaptics Inc.(a)(b)	11,397	749,581
Teradyne Inc.	53,969	3,680,146
Texas Instruments Inc.	299,385	38,408,102
Ultra Clean Holdings Inc.(a)	10,699	251,106
Universal Display Corp.	13,370	2,755,156
Veeco Instruments Inc.(a)	13,148	193,078
Xilinx Inc.	81,228	7,941,662
Xperi Corp.	15,027	277,999

		403,330,532

Software — 7.1%
2U Inc.(a)(b)	16,878	404,903
8x8 Inc.(a)	28,352	518,842
A10 Networks Inc.(a)	17,468	120,005
ACI Worldwide Inc.(a)(b)	37,209	1,409,663
Adobe Inc.(a)	155,502	51,286,115
Agilysys Inc.(a)	7,622	193,675
Alarm.com Holdings Inc.(a)	11,537	495,745
Altair Engineering Inc., Class A(a)(b)	12,114	435,014
Alteryx Inc., Class A(a)(b)	14,361	1,437,105
American Software Inc./GA, Class A	6,808	101,303
Anaplan Inc.(a)	27,792	1,456,301
ANSYS Inc.(a)	26,450	6,808,494
Appfolio Inc., Class A(a)(b)	4,731	520,173
Appian Corp.(a)(b)	9,797	374,343
Aspen Technology Inc.(a)	21,690	2,622,972
Atlassian Corp. PLC, Class A(a)	37,401	4,500,836
Autodesk Inc.(a)	70,183	12,875,773
Avalara Inc.(a)	14,692	1,076,189
Avaya Holdings Corp.(a)(b)	32,416	437,616
Benefitfocus Inc.(a)(b)	9,470	207,772
Blackbaud Inc.(b)	15,078	1,200,209
Blackline Inc.(a)(b)	14,235	733,957
Bottomline Technologies DE Inc.(a)	13,069	700,498
Box Inc., Class A(a)(b)	45,010	755,268
Cadence Design Systems Inc.(a)	88,644	6,148,348
CDK Global Inc.	39,454	2,157,345
CERENCE Inc.(a)(b)	11,683	264,386
Ceridian HCM Holding Inc.(a)	29,041	1,971,303
ChannelAdvisor Corp.(a)(b)	5,839	52,785

Security	Shares	Value

Software (continued)
Cision Ltd.(a)	34,141	$340,386
Citrix Systems Inc.	39,649	4,397,074
Cloudera Inc.(a)(b)	79,921	929,481
CommVault Systems Inc.(a)	12,863	574,204
Cornerstone OnDemand Inc.(a)	18,935	1,108,644
Coupa Software Inc.(a)(b)	20,017	2,927,486
Digimarc Corp.(a)(b)	3,057	102,593
Digital Turbine Inc.(a)(b)	24,297	173,238
DocuSign Inc.(a)(b)	49,612	3,676,745
Domo Inc., Class B(a)	5,270	114,464
Dropbox Inc., Class A(a)(b)	66,827	1,196,872
Dynatrace Inc.(a)	20,374	515,462
Ebix Inc.	7,965	266,111
eGain Corp.(a)(b)	6,935	54,925
Elastic NV(a)(b)	14,120	907,916
Envestnet Inc.(a)(b)	14,655	1,020,428
Everbridge Inc.(a)(b)	10,504	820,152
Fair Isaac Corp.(a)	9,122	3,417,831
FireEye Inc.(a)(b)	64,116	1,059,837
Five9 Inc.(a)(b)	19,517	1,279,925
ForeScout Technologies Inc.(a)	12,748	418,134
Fortinet Inc.(a)	45,667	4,875,409
GTY Technology Holdings Inc.(a)(b)	12,517	73,725
Guidewire Software Inc.(a)(b)	25,883	2,841,177
HubSpot Inc.(a)(b)	12,567	1,991,869
Instructure Inc.(a)(b)	9,864	475,543
Intelligent Systems Corp.(a)(b)	2,144	85,631
Intuit Inc.	79,462	20,813,482
j2 Global Inc.	14,410	1,350,361
LivePerson Inc.(a)(b)	19,400	717,800
LogMeIn Inc.	16,065	1,377,413
Majesco(a)	2,141	17,663
Manhattan Associates Inc.(a)(b)	20,270	1,616,533
Medallia Inc.(a)(b)	4,942	153,746
Microsoft Corp.	2,415,473	380,920,092
MicroStrategy Inc., Class A(a)	2,889	412,058
Mitek Systems Inc.(a)(b)	8,505	65,063
MobileIron Inc.(a)(b)	30,038	145,985
Model N Inc.(a)	11,376	398,956
New Relic Inc.(a)	16,155	1,061,545
NortonLifeLock Inc.	184,010	4,695,935
Nuance Communications Inc.(a)(b)	93,502	1,667,141
Nutanix Inc., Class A(a)(b)	53,833	1,682,820
OneSpan Inc.(a)	8,278	141,719
Oracle Corp.	655,964	34,752,973
Pagerduty Inc.(a)(b)	13,362	312,537
Palo Alto Networks Inc.(a)	30,321	7,011,731
Paycom Software Inc.(a)(b)	15,653	4,144,288
Paylocity Holding Corp.(a)(b)	11,072	1,337,719
Pegasystems Inc.	12,004	956,119
Ping Identity Holding Corp.(a)	4,438	107,843
Pluralsight Inc., Class A(a)(b)	20,293	349,243
Progress Software Corp.	13,812	573,889
Proofpoint Inc.(a)(b)	17,344	1,990,744
PROS Holdings Inc.(a)(b)	10,875	651,630
PTC Inc.(a)	32,847	2,459,912
Q2 Holdings Inc.(a)	14,166	1,148,579
QAD Inc., Class A	4,068	207,183
Qualys Inc.(a)(b)	10,412	868,048
Rapid7 Inc.(a)	15,111	846,518

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
RealPage Inc.(a)(b)	25,078	$1,347,943
RingCentral Inc., Class A(a)	23,721	4,001,021
Rosetta Stone Inc.(a)	5,765	104,577
SailPoint Technologies Holding Inc.(a)	26,935	635,666
salesforce.com Inc.(a)	265,098	43,115,539
SecureWorks Corp., Class A(a)	1,856	30,921
ServiceNow Inc.(a)	59,475	16,790,982
ShotSpotter Inc.(a)(b)	2,245	57,248
Smartsheet Inc., Class A(a)(b)	26,899	1,208,303
SolarWinds Corp.(a)(b)	12,923	239,722
Splunk Inc.(a)	49,164	7,363,292
SPS Commerce Inc.(a)	10,722	594,213
SS&C Technologies Holdings Inc.	69,938	4,294,193
SVMK Inc.(a)	26,363	471,107
Synchronoss Technologies Inc.(a)(b)	12,692	60,287
Synopsys Inc.(a)	47,586	6,623,971
Telaria Inc.(a)	13,570	119,552
Telenav Inc.(a)	12,275	59,657
Tenable Holdings Inc.(a)	12,811	306,952
Teradata Corp.(a)(b)	37,065	992,230
TiVo Corp.	34,452	292,153
Trade Desk Inc. (The), Class A(a)(b)	12,418	3,225,948
Tyler Technologies Inc.(a)	12,164	3,649,443
Upland Software Inc.(a)(b)	7,052	251,827
Varonis Systems Inc.(a)	9,975	775,157
Verint Systems Inc.(a)(b)	20,646	1,142,963
VirnetX Holding Corp.(a)(b)	27,035	102,733
VMware Inc., Class A(a)(b)	24,552	3,726,748
Workday Inc., Class A(a)	51,832	8,523,772
Workiva Inc.(a)	11,013	463,097
Yext Inc.(a)(b)	29,986	432,398
Zendesk Inc.(a)(b)	35,673	2,733,622
Zix Corp.(a)(b)	17,483	118,535
Zscaler Inc.(a)(b)	19,821	921,677
Zuora Inc., Class A(a)	26,772	383,643

		727,030,560

Specialty Retail — 2.2%
Aaron’s Inc.	21,812	1,245,683
Abercrombie & Fitch Co., Class A	21,108	364,957
Advance Auto Parts Inc.	21,684	3,472,909
American Eagle Outfitters Inc.	52,884	777,395
America’s Car-Mart Inc./TX(a)	2,274	249,367
Asbury Automotive Group Inc.(a)	6,200	693,098
Ascena Retail Group Inc.(a)(b)	2,532	19,408
At Home Group Inc.(a)(b)	14,221	78,216
AutoNation Inc.(a)	17,867	868,872
AutoZone Inc.(a)	7,567	9,014,643
Barnes & Noble Education Inc.(a)(b)	15,179	64,814
Bed Bath & Beyond Inc.(b)	36,794	636,536
Best Buy Co. Inc.	71,869	6,310,098
Boot Barn Holdings Inc.(a)(b)	9,933	442,316
Buckle Inc. (The)	7,914	213,995
Burlington Stores Inc.(a)	20,655	4,709,960
Caleres Inc.	12,598	299,203
Camping World Holdings Inc., Class A	9,300	137,082
CarMax Inc.(a)	52,464	4,599,519
Carvana Co.(a)(b)	14,221	1,309,043
Cato Corp. (The), Class A	7,897	137,408
Chico’s FAS Inc.	37,671	143,527
Children’s Place Inc. (The)	5,245	327,917

Security	Shares	Value

Specialty Retail (continued)
Citi Trends Inc.	4,260	$98,491
Conn’s Inc.(a)	7,079	87,709
Container Store Group Inc. (The)(a)(b)	4,174	17,614
Designer Brands Inc. , Class A	20,794	327,298
Dick’s Sporting Goods Inc.	21,326	1,055,424
Express Inc.(a)(b)	24,493	119,281
Five Below Inc.(a)	17,177	2,196,251
Floor & Decor Holdings Inc., Class A(a)(b)	21,037	1,068,890
Foot Locker Inc.	33,951	1,323,749
GameStop Corp., Class A(b)	27,784	168,927
Gap Inc. (The)	68,109	1,204,167
Genesco Inc.(a)	5,990	287,041
GNC Holdings Inc., Class A(a)(b)	21,900	59,130
Group 1 Automotive Inc.	6,046	604,600
Guess? Inc.	17,141	383,616
Haverty Furniture Companies Inc.	5,377	108,400
Hibbett Sports Inc.(a)(b)	7,606	213,272
Home Depot Inc. (The)	351,968	76,862,772
Hudson Ltd., Class A(a)	12,322	189,019
J. Jill Inc.	6,343	7,168
L Brands Inc.	71,682	1,298,878
Lithia Motors Inc., Class A	7,371	1,083,537
Lowe’s Companies Inc.	246,670	29,541,199
Lumber Liquidators Holdings Inc.(a)(b)	7,868	76,870
MarineMax Inc.(a)(b)	8,625	143,951
Michaels Companies Inc. (The)(a)(b)	27,959	226,188
Monro Inc.(b)	9,853	770,505
Murphy USA Inc.(a)	9,462	1,107,054
National Vision Holdings Inc.(a)(b)	24,310	788,373
Office Depot Inc.	162,713	445,834
O’Reilly Automotive Inc.(a)	23,769	10,417,002
Party City Holdco Inc.(a)(b)	19,119	44,738
Penske Automotive Group Inc.	10,455	525,050
Rent-A-Center Inc./TX	16,480	475,283
RH(a)(b)	5,237	1,118,100
Ross Stores Inc.	112,985	13,153,714
RTW RetailWinds Inc.(a)	4,294	3,439
Sally Beauty Holdings Inc.(a)	39,179	715,017
Shoe Carnival Inc.(b)	4,178	155,756
Signet Jewelers Ltd.	15,104	328,361
Sleep Number Corp.(a)	8,222	404,851
Sonic Automotive Inc., Class A	8,549	265,019
Sportsman’s Warehouse Holdings Inc.(a)(b)	8,587	68,954
Tailored Brands Inc.	14,733	60,995
Tiffany & Co.	38,526	5,149,000
Tilly’s Inc., Class A	9,793	119,964
TJX Companies Inc. (The)	387,628	23,668,566
Tractor Supply Co.	38,095	3,559,597
Ulta Salon Cosmetics & Fragrance Inc.(a)	17,825	4,512,220
Urban Outfitters Inc.(a)(b)	22,140	614,828
Williams-Sonoma Inc.	24,193	1,776,734
Winmark Corp.	736	145,949
Zumiez Inc.(a)	6,362	219,743

		225,484,054

Technology Hardware, Storage & Peripherals — 4.4%
3D Systems Corp.(a)(b)	31,723	277,576
Apple Inc.	1,419,748	416,909,000
AstroNova Inc.	4,061	55,717
Avid Technology Inc.(a)(b)	8,888	76,259
Dell Technologies Inc., Class C(a)(b)	48,500	2,492,415

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf Inc.(a)	23,816	$251,497
Hewlett Packard Enterprise Co.	416,932	6,612,542
HP Inc.	473,073	9,721,650
Immersion Corp.(a)(b)	7,960	59,143
NCR Corp.(a)	39,410	1,385,656
NetApp Inc.	76,228	4,745,193
Pure Storage Inc., Class A(a)(b)	72,202	1,235,376
Stratasys Ltd.(a)(b)	17,557	355,090
Western Digital Corp.	95,036	6,031,935
Xerox Holdings Corp.(a)	58,802	2,168,030

		452,377,079

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	44,183	1,685,581
Carter’s Inc.	14,314	1,565,093
Columbia Sportswear Co.	9,574	959,219
Crocs Inc.(a)	20,806	871,563
Culp Inc.	2,458	33,478
Deckers Outdoor Corp.(a)	9,058	1,529,534
Delta Apparel Inc.(a)	3,677	114,355
Fossil Group Inc.(a)(b)	12,595	99,249
G-III Apparel Group Ltd.(a)(b)	13,160	440,860
Hanesbrands Inc.	111,771	1,659,799
Kontoor Brands Inc.(a)	14,576	612,046
Lululemon Athletica Inc.(a)	37,767	8,749,481
Movado Group Inc.	5,150	111,961
NIKE Inc., Class B	393,884	39,904,388
Oxford Industries Inc.	5,396	406,966
PVH Corp.	23,893	2,512,349
Ralph Lauren Corp.	15,663	1,836,017
Rocky Brands Inc.	3,032	89,232
Skechers U.S.A. Inc., Class A(a)	41,058	1,773,295
Steven Madden Ltd.	26,016	1,118,948
Superior Group of Companies Inc.	2,166	29,328
Tapestry Inc.	89,596	2,416,404
Under Armour Inc., Class A(a)(b)	59,033	1,275,113
Under Armour Inc., Class C, NVS(a)	60,081	1,152,354
Unifi Inc.(a)	4,029	101,772
Vera Bradley Inc.(a)(b)	5,656	66,741
VF Corp.	98,374	9,803,953
Wolverine World Wide Inc.	26,577	896,708

		81,815,787

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)	17,300	523,844
Bridgewater Bancshares Inc.(a)	6,869	94,655
Capitol Federal Financial Inc.	44,288	608,074
Columbia Financial Inc.(a)	15,391	260,723
Entegra Financial Corp.(a)(b)	1,940	58,510
ESSA Bancorp. Inc.	2,427	41,138
Essent Group Ltd.	29,701	1,544,155
Federal Agricultural Mortgage Corp., Class C, NVS	3,001	250,583
First Defiance Financial Corp.	5,800	182,642
Flagstar Bancorp. Inc.	11,435	437,389
FS Bancorp. Inc.	1,523	97,152
Greene County Bancorp. Inc.	925	26,631
Hingham Institution for Savings	358	75,252
Home Bancorp. Inc.	1,771	69,405
HomeStreet Inc.(a)	7,018	238,612
Kearny Financial Corp./MD	28,861	399,148
LendingTree Inc.(a)(b)	2,443	741,304

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Luther Burbank Corp.	6,991	$80,606
Merchants Bancorp/IN	4,105	80,909
Meridian Bancorp. Inc.	15,442	310,230
Meta Financial Group Inc.	10,168	371,234
MGIC Investment Corp.	116,075	1,644,783
MMA Capital Holdings Inc.(a)	2,987	94,987
Mr Cooper Group Inc.(a)	22,923	286,767
New York Community Bancorp. Inc.	146,747	1,763,899
NMI Holdings Inc., Class A(a)	19,909	660,581
Northfield Bancorp. Inc.	16,259	275,753
Northwest Bancshares Inc.	33,676	560,032
OceanFirst Financial Corp.	17,725	452,696
Ocwen Financial Corp.(a)(b)	29,943	41,022
OP Bancorp.	7,035	72,953
PCSB Financial Corp.	5,534	112,063
PennyMac Financial Services Inc.(d)	3,152	107,294
Pioneer Bancorp Inc/NY(a)(b)	7,417	113,554
Ponce de Leon Federal Bank(a)(b)	5,599	82,305
Provident Bancorp Inc.(a)	2,634	32,793
Provident Financial Services Inc.	19,724	486,197
Prudential Bancorp. Inc.	4,408	81,680
Radian Group Inc.(b)	64,516	1,623,223
Riverview Bancorp. Inc.	11,539	94,735
Southern Missouri Bancorp. Inc.	1,796	68,895
Sterling Bancorp Inc./MI	6,373	51,621
Territorial Bancorp. Inc.	3,189	98,668
TFS Financial Corp.	17,911	352,488
Timberland Bancorp. Inc./WA	3,369	100,194
TrustCo Bank Corp. NY	26,441	229,243
United Community Financial Corp./OH	11,500	134,090
Walker & Dunlop Inc.	9,329	603,400
Washington Federal Inc.	23,915	876,485
Waterstone Financial Inc.	9,710	184,781
Western New England Bancorp Inc.	12,330	118,738
WSFS Financial Corp.	17,607	774,532

		18,672,648

Tobacco — 0.7%
22nd Century Group Inc.(a)(b)	41,667	45,834
Altria Group Inc.	597,430	29,817,731
Philip Morris International Inc.	496,301	42,230,252
Pyxus International Inc.(a)(b)	3,697	33,051
Turning Point Brands Inc.	1,827	52,252
Universal Corp./VA	7,770	443,356
Vector Group Ltd.	32,083	429,592

		73,052,068

Trading Companies & Distributors — 0.3%
Air Lease Corp.	33,317	1,583,224
Aircastle Ltd.	15,674	501,725
Applied Industrial Technologies Inc.	11,624	775,205
Beacon Roofing Supply Inc.(a)	20,459	654,279
BlueLinx Holdings Inc.(a)(b)	2,719	38,746
BMC Stock Holdings Inc.(a)	20,030	574,661
CAI International Inc.(a)	5,028	145,712
DXP Enterprises Inc./TX(a)	6,372	253,669
EVI Industries Inc.(b)	2,071	56,000
Fastenal Co.	182,353	6,737,943
Foundation Building Materials Inc.(a)	3,931	76,065
GATX Corp.	11,885	984,672
General Finance Corp.(a)(b)	746	8,258

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
GMS Inc.(a)	13,079	$354,179
H&E Equipment Services Inc.	9,578	320,193
HD Supply Holdings Inc.(a)	53,534	2,153,138
Herc Holdings Inc.(a)	7,434	363,820
Kaman Corp.	9,131	601,916
Lawson Products Inc./DE(a)	1,720	89,612
MRC Global Inc.(a)(b)	27,349	373,040
MSC Industrial Direct Co. Inc., Class A	14,443	1,133,342
NOW Inc.(a)	32,457	364,817
Rush Enterprises Inc., Class A	9,642	448,353
Rush Enterprises Inc., Class B	1,998	91,309
SiteOne Landscape Supply Inc.(a)(b)	13,508	1,224,500
Systemax Inc.	3,359	84,512
Textainer Group Holdings Ltd.(a)(b)	18,740	200,705
Titan Machinery Inc.(a)(b)	5,003	73,944
Transcat Inc.(a)	4,097	130,530
Triton International Ltd.	16,437	660,767
United Rentals Inc.(a)	24,427	4,073,691
Univar Solutions Inc.(a)	54,013	1,309,275
Veritiv Corp.(a)	4,157	81,768
Watsco Inc.	10,501	1,891,755
WESCO International Inc.(a)(b)	12,764	758,054
Willis Lease Finance Corp.(a)	1,263	74,403
WW Grainger Inc.	14,058	4,758,914

		34,006,696

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	22,439	961,287

Water Utilities — 0.1%
American States Water Co.	11,957	1,035,954
American Water Works Co. Inc.	57,544	7,069,280
Aqua America Inc.	68,912	3,234,729
AquaVenture Holdings Ltd.(a)	3,168	85,916
Artesian Resources Corp., Class A, NVS	2,238	83,276
Cadiz Inc.(a)(b)	6,391	70,429
California Water Service Group	15,687	808,822
Consolidated Water Co. Ltd.	5,834	95,094
Global Water Resources Inc.	2,444	32,139
Middlesex Water Co.	4,401	279,772
Pure Cycle Corp.(a)	8,911	112,190
SJW Group	8,950	635,987

Security	Shares	Value

Water Utilities (continued)
York Water Co. (The)	3,935	$181,443

		13,725,031

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)	13,090	143,336
Gogo Inc.(a)(b)	16,038	102,643
Shenandoah Telecommunications Co.	15,692	652,944
Spok Holdings Inc.	5,902	72,182
Sprint Corp.(a)	179,001	932,595
Telephone & Data Systems Inc.	32,373	823,246
T-Mobile U.S. Inc.(a)	100,127	7,851,959
U.S. Cellular Corp.(a)	4,036	146,224

		10,725,129

Total Common Stocks — 99.7% (Cost: $7,541,919,773)		10,145,281,527

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(f)(g)	247,581,167	247,680,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(f)	14,314,498	14,314,498

		261,994,698

Total Short-Term Investments — 2.6% (Cost: $261,936,275)		261,994,698

Total Investments in Securities — 102.3% (Cost: $7,803,856,048)		10,407,276,225

Other Assets, Less Liabilities — (2.3)%		(235,307,587)

Net Assets — 100.0%		$10,171,968,638

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 3000 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	184,349,129	63,232,038	(a)	—		247,581,167	$247,680,200	$1,292,304	(b)	$(2,561)	$(8,663)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,675,210	—		(12,360,712	)(a)	14,314,498	14,314,498	284,157		—	—
BlackRock Inc.	39,941	2,828		(5,063)		37,706	18,954,806	378,566		958,150	2,013,665
PennyMac Financial Services Inc.	3,152	—		—		3,152	107,294	378		—	37,194
PennyMac Mortgage Investment Trust	19,369	11,388		(2,328)		28,429	633,682	45,031		8,496	22,740

							$281,690,480	$2,000,436		$964,085	$2,064,936

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	34	03/20/20	$2,840	$42,691
S&P 500 E-Mini Index	137	03/20/20	22,133	415,482

				$458,173

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,145,276,512	$—	$5,015	$10,145,281,527
Money Market Funds	261,994,698	—	—	261,994,698

	$10,407,271,210	$—	$5,015	$10,407,276,225

Derivative financial instruments(a)
Assets
Futures Contracts	$458,173	$—	$—	$458,173

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares